Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.7%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/26 ......... USD 640 $ 650,044
Series B , RB , 5.00% , 09/01/26 ......... 1,435 1,457,521
Series 2016A , RB , 5.00% , 09/01/36 ..... 1,285 1,305,167
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/26 .............. 200 202,621
Alabama Public School & College Authority
Series B , RB , 5.00% , 05/01/26 ......... 55 55,213
Series C , RB , 5.00% , 06/01/26 ......... 150 150,579
Series 2020A , RB , 5.00% , 11/01/26 ..... 615 626,995
Auburn University, Series 2025-A, RB,
5.00%, 06/01/26 ................. 500 504,378
Black Belt Energy Gas District, Series 2021B,
RB, VRDN, 4.00%, 12/01/26
(a)
........ 3,600 3,639,445
City of Huntsville, Series 2016D, GO,
5.00%, 05/01/26 ................. 40 40,271
State of Alabama
Series 2014-A , GO , 3.00% , 08/01/26 .... 100 100,026
Series 2016C , GO , 5.00% , 08/01/26 ..... 330 334,480
Series 2016A , GO , 5.00% , 11/01/26 ..... 120 120,269
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/26 ..... 225 227,530
Series 2019C , RB , 5.00% , 07/01/26 ..... 290 293,261
9,707,800
Alaska — 0.3%
Alaska Housing Finance Corp., Series II 2021A,
RB, 5.00%, 12/01/26 .............. 100 102,093
Alaska Municipal Bond Bank Authority
Series 2025 , RB , 5.00% , 10/01/26 ...... 195 198,378
Series 2020-1 , RB , 5.00% , 12/01/26 ..... 160 163,335
Borough of North Slope, Series 2024A, GO,
5.00%, 06/30/26 ................. 145 146,544
Municipality of Anchorage
Series 2018A , GO , 5.00% , 09/01/26 ..... 240 243,655
Series 2022A , GO , 5.00% , 09/01/26 ..... 475 482,233
Series 2024B , GO , 5.00% , 09/01/26 ..... 80 81,218
Series D , GO , 5.00% , 09/01/26 ........ 25 25,029
State of Alaska, Series 2024B, GO,
5.00%, 08/01/26 ................. 100 101,360
1,543,845
Arizona — 1.9%
Arizona Board of Regents
Series 2016 , RB , 5.00% , 06/01/26 ...... 140 141,170
Series 2021A , COP , 5.00% , 06/01/26 .... 310 312,507
Series 2017B , RB , 5.00% , 07/01/26 ..... 190 192,144
Series 2020A , RB , 5.00% , 07/01/26 ..... 110 111,246
Series 2024 , RB , 5.00% , 08/01/26 ...... 100 101,264
Series 2016A , RB , 4.00% , 06/01/28 ..... 290 291,171
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/26 ................. 305 308,573
Arizona Industrial Development Authority, Series
2024, RB, VRDN, 5.00%, 11/01/26
(a)
..... 300 304,949
Arizona State University, Series 2019A, RB,
5.00%, 07/01/26 ................. 145 146,642
Arizona Transportation Board
Series 2016 , RB , 5.00% , 07/01/26 ...... 135 136,570
Series 2017A , RB , 5.00% , 07/01/26 ..... 520 526,048
City of Mesa Utility System, Series 2016, RB,
5.00%, 07/01/26 ................. 180 181,960
Security
Par (000)
Par (000) Value
Arizona (continued)
City of Phoenix
Series 2016 , GO , 4.00% , 07/01/26 ...... USD 305 $ 307,238
Series 2016 , GO , 5.00% , 07/01/26 ...... 1,025 1,036,716
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/26 ...... 265 268,162
Series 2020A , RB , 5.00% , 07/01/26 ..... 385 389,593
Series 2021B , RB , 5.00% , 07/01/26 ..... 735 743,769
Series 2022 , RB , 5.00% , 07/01/26 ...... 500 505,965
Series B , RB , 5.00% , 07/01/26 ......... 415 419,951
Series 2005B , RB , 5.50% , 07/01/26 ( NPFGC ) 40 40,526
City of Tucson Water System, Series 2017, RB,
5.00%, 07/01/26 ................. 280 283,096
County of Pima, COP, 5.00%, 12/01/26 .... 420 428,797
County of Pima Sewer System
Series 2016 , RB , 5.00% , 07/01/26 ...... 375 379,068
Series 2020A , RB , 5.00% , 07/01/26 ..... 540 545,948
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/26 ................. 775 783,859
Maricopa County Unified School District No. 80
Chandler, Series 2020A, GO, 5.00%, 07/01/26 130 131,432
Maricopa County Unified School District
No. 93-Cave Creek, Series 2015A, GO,
4.00%, 07/01/26 (BAM) ............ 450 450,523
Maricopa County Union High School District No.
210-Phoenix
Series 2014C , GO , 3.50% , 07/01/26 ..... 950 950,758
Series 2021E , GO , 5.00% , 07/01/26 ..... 225 227,572
Scottsdale Municipal Property Corp., Series
2025, RB, 5.00%, 07/01/26 .......... 450 455,050
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/26 ................. 130 131,410
11,233,677
Arkansas — 0.0%
State of Arkansas
Series 2014 , GO , 5.00% , 04/01/26 ...... 115 115,247
Series 2014 , GO , 5.00% , 10/01/26 ...... 20 20,043
135,290
California — 10.3%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/26 ................. 245 248,764
Alameda Unified School District-Alameda
County, Series 2004-A, GO, 0.00%, 08/01/26
(AGM)
(b)
...................... 105 103,765
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/26
(b)
............. 115 113,619
Anaheim City School District, Series 2007, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... 500 493,633
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/26 500 510,003
Bay Area Toll Authority, Series 2017S-7, RB,
5.00%, 04/01/26 ................. 275 276,408
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/26
(b)
............. 125 123,730
California Health Facilities Financing Authority
Series 2015 , RB , 5.00% , 11/15/26 ...... 200 200,390
Series 2018A , RB , 5.00% , 11/15/26 ..... 260 265,945
California Infrastructure & Economic
Development Bank
Series 2016 , RB , 5.00% , 07/01/26 ...... 1,040 1,050,197
Series 2016 , RB , 5.00% , 10/01/26 ...... 110 110,533
Series 2017 , RB , 5.00% , 10/01/26 ...... 80 81,686
Series 2019 , RB , 5.00% , 10/01/26 ...... 130 132,739

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2016A , RB , 5.00% , 10/01/27 ..... USD 100 $ 101,947
Series 2016A , RB , 4.00% , 10/01/35 ..... 100 101,291
California State Public Works Board
Series 2021A , RB , 5.00% , 02/01/26 ..... 195 195,000
Series 2016B , RB , 5.00% , 04/01/26 ..... 190 190,887
Series 2017F , RB , 5.00% , 04/01/26 ..... 300 301,401
Series 2022C , RB , 5.00% , 08/01/26 ..... 190 192,718
Series E , RB , 5.00% , 09/01/26 ......... 75 76,251
Series B , RB , 5.00% , 10/01/26 ......... 385 392,339
California State University
Series 2016B-3 , RB ,
VRDN,   3.13% , 11/01/26
(a)
.......... 250 250,229
Series 2016A , RB , 4.00% , 11/01/26 ..... 200 200,999
Series 2015A , RB , 5.00% , 11/01/26 ..... 5 5,013
Series 2016A , RB , 5.00% , 11/01/26 ..... 210 211,564
Series 2017A , RB , 5.00% , 11/01/26 ..... 220 225,130
Series 2020A , RB , 5.00% , 11/01/26 ..... 50 51,166
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/27 .............. 145 147,151
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 80 81,187
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/26 (AGM) ..... 355 358,310
City of Los Angeles, Series 2023A, RB,
5.00%, 02/01/26 ................. 500 500,000
City of Los Angeles Department of Airports
Series 2018E , RB , 5.00% , 05/15/26 ..... 110 110,931
Series 2019E , RB, AMT , 5.00% , 05/15/26 . 275 277,327
Series 2023B , RB , 5.00% , 05/15/26 ..... 410 413,470
City of Los Angeles Wastewater System, Series
2018B, RB, 5.00%, 06/01/26 ......... 120 121,229
City of Riverside, Series 2019A, RB,
5.00%, 10/01/26 ................. 160 163,255
Clovis Unified School District, Series 2004A, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... 235 232,224
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/26 ..... 100 100,256
Contra Costa Water District, Series U, RB,
5.00%, 10/01/26 ................. 50 51,000
East Bay Municipal Utility District Water System
Series 2015A , RB , 5.00% , 06/01/26 ..... 20 20,209
Series 2017B , RB , 5.00% , 06/01/26 ..... 335 338,498
East County Advanced Water Purification Joint
Powers Authority, RB, 3.13%, 09/01/26 ... 1,500 1,502,295
El Camino Community College District
Fountation (The), Series 2012C, GO,
0.00%, 08/01/26
(b)
................ 150 148,250
Escondido Union High School District, Series
2008A, GO, 0.00%, 08/01/26
(b)
........ 50 49,422
Evergreen School District, Series 2009B, GO,
0.00%, 08/01/26 (AGC)
(b)
............ 80 79,059
Folsom Cordova Unified School District School
Facilities Improvement Dist No. 4, Series A,
GO, 0.00%, 10/01/26 (NPFGC)
(b)
....... 100 98,426
Foothill-De Anza Community College District,
Series 2003B, GO, 0.00%, 08/01/26
(NPFGC)
(b)
.................... 100 98,921
Grossmont Union High School District
(b)
Series 2004 , GO , 0.00% , 08/01/26 ( AGM ) . 90 89,011
Series 2008 , GO , 0.00% , 08/01/26 ...... 825 815,215
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/26 ......... 100 101,586
Los Angeles Community College District
Series 2015C , GO , 5.00% , 06/01/26 ..... 230 232,325
Series I , GO , 4.00% , 08/01/26 ......... 205 207,118
Security
Par (000)
Par (000) Value
California (continued)
Series 2024 , GO , 5.00% , 08/01/26 ...... USD 500 $ 507,630
Series C-1 , GO , 5.00% , 08/01/26 ....... 415 421,333
Series D , GO , 5.00% , 08/01/26 ........ 500 507,630
Los Angeles County Facilities, Inc., Series
2018A, RB, 5.00%, 12/01/26 ......... 435 446,073
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/26 ..... 545 550,527
Series 2021A , RB , 5.00% , 06/01/26 ..... 125 126,268
Series 2016A , RB , 5.00% , 07/01/26 ..... 375 378,193
Series 2017A , RB , 5.00% , 07/01/26 ..... 380 384,835
Series 2019C , RB , 5.00% , 07/01/26 ..... 100 101,272
Series 2023-A , RB , 5.00% , 07/01/26 ..... 715 724,098
Los Angeles County Public Works Financing
Authority, Series 2015B, RB, 5.00%, 12/01/26 130 130,385
Los Angeles Department of Water & Power
Series 2021C , RB , 3.00% , 07/01/26 ..... 500 500,628
Series 2017A , RB , 5.00% , 07/01/26 ..... 385 389,192
Series 2018A , RB , 5.00% , 07/01/26 ..... 80 80,871
Series 2018B , RB , 5.00% , 07/01/26 ..... 615 620,339
Series 2019C , RB , 5.00% , 07/01/26 ..... 295 298,212
Series 2019D , RB , 5.00% , 07/01/26 ..... 75 75,817
Series 2020A , RB , 5.00% , 07/01/26 ..... 320 323,485
Series 2021C , RB , 5.00% , 07/01/26 ..... 190 191,649
Series 2022E , RB , 5.00% , 07/01/26 ..... 175 176,906
Series 2023D , RB , 5.00% , 07/01/26 ..... 125 126,361
Los Angeles Department of Water & Power
Water System
Series 2018B , RB , 5.00% , 07/01/26 ..... 275 278,052
Series 2020A , RB , 5.00% , 07/01/26 ..... 215 217,386
Series 2021B , RB , 5.00% , 07/01/26 ..... 145 146,609
Los Angeles Unified School District
Series 2016B , GO , 5.00% , 07/01/26 ..... 115 116,434
Series 2017A , GO , 5.00% , 07/01/26 ..... 940 951,725
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 385 389,802
Series 2020A , GO , 5.00% , 07/01/26 ..... 360 364,490
Series 2020C , GO , 5.00% , 07/01/26 ..... 240 242,994
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 440 445,488
Series 2022QRR , GO , 5.00% , 07/01/26 ... 565 572,047
Series 2023QRR , GO , 5.00% , 07/01/26 ... 210 212,619
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/26 ..... 280 280,105
Series 2019A , RB , 5.00% , 07/01/26 ..... 290 293,823
Series 2021B , RB , 5.00% , 10/01/26 ..... 175 178,736
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/26 ..... 920 939,893
Series 2020A , RB , 5.00% , 11/01/26 ..... 415 423,973
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/26 (NPFGC)
(b)
.. 175 173,018
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/26 (NPFGC)
(b)
... 190 187,765
Northern California Sanitation Agencies
Financing Authority, Series 2015, RB,
5.00%, 08/01/26 ................. 80 80,193
Pajaro Valley Unified School District, Series
2005B, GO, 0.00%, 08/01/26
(b)
........ 100 98,819
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/26
(b)
............. 335 331,532
Palos Verdes Peninsula Unified School
District, Series 2002B, GO, 0.00%, 11/01/26
(NPFGC)
(b)
.................... 165 162,164
Port of Los Angeles, Series 2019C-2, RB,
5.00%, 08/01/26 ................. 125 126,779
Rancho Water District Financing Authority,
Series 2016B, RB, 5.00%, 08/01/28 ..... 40 40,630

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Regents of the University of California
Medical Center Pooled, Series 2016L, RB,
4.00%, 05/15/26 ................. USD 1,085 $ 1,090,983
Riverside County Transportation Commission
Sales Tax
Series 2016A , RB , 3.00% , 06/01/26 ..... 820 820,292
Series 2017A , RB , 5.00% , 06/01/26 ..... 540 545,278
Sacramento Municipal Utility District
Series 2017E , RB , 5.00% , 08/15/26 ..... 80 81,350
Series 2022J , RB , 5.00% , 08/15/26 ..... 75 76,266
San Diego County Regional Transportation
Commission, Series 2023A, RB,
5.00%, 04/01/26 ................. 200 201,034
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/26 ......... 100 100,137
San Diego Public Facilities Financing Authority
Series 2015 , RB , 4.00% , 05/15/26 ...... 80 80,124
Series 2020A , RB , 5.00% , 08/01/26 ..... 210 213,204
Series 2023A , RB , 5.00% , 08/01/26 ..... 330 335,036
San Diego Unified School District
Series 2009-1 , GO , 0.00% , 07/01/26
(b)
... 50 49,491
Series 2016R-5 , GO , 5.00% , 07/01/26 ... 305 308,792
Series C-2 , GO , 5.50% , 07/01/26 ....... 25 25,346
San Francisco Bay Area Rapid Transit District
Series 2019F-1 , GO , 4.00% , 08/01/26 .... 55 55,588
Series 2019B-1 , GO , 5.00% , 08/01/26 .... 210 213,278
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/26 ..... 515 518,709
Series 2019D , RB , 5.00% , 05/01/26 ..... 100 100,720
Series 2022B , RB , 5.00% , 05/01/26 ..... 115 115,828
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 1,000 1,003,827
Series 2023A , RB , 5.00% , 10/01/26 ..... 500 509,802
San Juan Unified School District, Series 2001,
GO, 0.00%, 08/01/26
(b)
............. 1,000 988,236
San Mateo County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC ) ..................... 95 93,734
Series A , GO , 0.00% , 09/01/26 ( NPFGC ) .. 435 429,204
Santa Barbara Community College District,
Series 2016, GO, 5.00%, 08/01/27 ...... 100 101,469
Santa Clara County Financing Authority, Series
2019A, RB, 5.00%, 05/01/26 ......... 160 161,183
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/26 ..... 185 185,904
Series 2018A , RB , 5.00% , 06/01/26 ..... 100 100,991
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 175 179,023
Santa Monica Community College District
(b)
Series 2009C , GO , 0.00% , 08/01/26 ..... 500 494,240
Series 2010E , GO , 0.00% , 08/01/26 ..... 500 494,191
Southern California Logistics Airport Authority,
Series 2025A, 5.00%, 12/01/26 ........ 880 900,707
Southern California Public Power Authority
Series 2020-3 , RB , VRDN,   ( Bank of America
NA SBPA ), 2.65% , 02/03/26
(a)
....... 4,000 4,000,000
Series 2015C , RB , 5.00% , 07/01/26 ..... 720 722,034
Series 2023-1 , RB , 5.00% , 07/01/26 ..... 80 80,871
Series 2016A , RB , 5.00% , 07/01/28 ..... 200 200,236
State of California
Series A , GO , 4.00% , 04/01/26 ........ 100 100,336
GO , 5.00% , 04/01/26 ............... 1,510 1,517,530
Series 2018 , GO , 5.00% , 08/01/26 ...... 340 345,186
Security
Par (000)
Par (000) Value
California (continued)
Series C , GO , 5.00% , 08/01/26 ........ USD 785 $ 796,975
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,150 2,182,797
GO , 5.00% , 08/01/26 ............... 270 274,119
GO , 5.00% , 09/01/26 ............... 1,445 1,470,707
GO , 5.00% , 10/01/26 ............... 1,580 1,602,213
Series 2019 , GO , 5.00% , 10/01/26 ...... 235 239,779
GO , 4.00% , 11/01/26 ............... 850 863,190
Series 2017 , GO , 5.00% , 11/01/26 ...... 710 726,256
GO , 5.00% , 11/01/26 ............... 370 378,471
Series CX , GO , 3.00% , 12/01/26 ....... 500 502,224
GO , 5.00% , 12/01/26 ............... 1,015 1,040,830
GO , 5.00% , 08/01/27 ............... 305 309,295
Series 2016 , GO , 5.00% , 08/01/27 ...... 660 669,294
Series 2016 , GO , 4.00% , 09/01/27 ...... 130 131,388
GO , 5.00% , 09/01/27 ............... 185 188,036
Series 2017 , GO , 4.00% , 08/01/28 ...... 80 80,653
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/26 ...... 80 80,799
Series AX , RB , 5.00% , 12/01/26 ........ 425 435,851
Series AZ , RB , 5.00% , 12/01/26 ........ 120 123,064
Series BA , RB , 5.00% , 12/01/26 ........ 40 41,021
Series BB , RB , 5.00% , 12/01/26 ........ 185 189,723
University of California
Series 2016K , RB , 4.00% , 05/15/26 ..... 180 181,073
Series 2018AZ , RB , 4.00% , 05/15/26 .... 370 372,205
Series 2017AV , RB , 5.00% , 05/15/26 .... 210 211,847
Series 2017AY , RB , 5.00% , 05/15/26 .... 765 771,727
Series 2020BE , RB , 5.00% , 05/15/26 .... 220 221,935
Series 2021BH , RB , 5.00% , 05/15/26 .... 110 110,967
Series 2022S , RB , 5.00% , 05/15/26 ..... 250 252,198
Series 2023BN , RB , 5.00% , 05/15/26 .... 145 146,275
Series 2024BS , RB , 5.00% , 05/15/26 .... 85 85,747
Series 2024BT , RB , 5.00% , 05/15/26 .... 150 151,319
59,232,940
Colorado — 1.6%
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/26
(HERBIP) ..................... 575 576,258
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/26 ..... 70 70,981
Series 2020B , GO , 5.00% , 08/01/26 ..... 1,000 1,014,010
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/26 ..... 555 566,593
Series 2022B , RB , 5.00% , 11/15/26 ..... 380 387,938
Series 2022C , RB , 5.00% , 11/15/26 ..... 225 229,700
Series 2018B , RB , 5.00% , 12/01/26 ..... 175 178,789
City of Colorado Springs Utilities System
Series 2018A-1 , RB , 5.00% , 11/15/26 .... 185 189,033
Series 2020B , RB , 5.00% , 11/15/26 ..... 215 219,687
Series 2021B , RB , 5.00% , 11/15/26 ..... 175 178,815
Series 2023B , RB , 5.00% , 11/15/26 ..... 175 178,815
Series 2024B , RB , 5.00% , 11/15/26 ..... 65 66,417
Series A-2 , RB , 5.00% , 11/15/26 ....... 130 132,834
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/26 ...... 215 219,898
Colorado Health Facilities Authority
Series 2019A-2 , RB , 5.00% , 08/01/26 .... 475 480,343
Series 2022A , RB , 5.00% , 11/01/26 ..... 300 305,283
County of Jefferson, COP, 5.00%, 12/01/26 .. 250 255,278
Denver City & County School District No. 1
Series 2016 , GO , 4.00% , 12/01/26 ( SAW ) . 375 375,417
Series 2017 , GO , 5.00% , 12/01/26 ( SAW ) . 315 322,281
Series 2025A , GO , 5.00% , 12/01/26 ( SAW ) 330 337,627

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2018A , GO , 5.50% , 12/01/26 ( SAW ) USD 210 $ 215,713
E-470 Public Highway Authority, Series B, RB,
0.00%, 09/01/26 (NPFGC)
(b)
.......... 1,340 1,320,656
Park Creek Metropolitan District, Series 2025,
5.00%, 12/01/26 ................. 140 142,793
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/26 .... 410 413,699
Series 2021C-3B , RB ,
VRDN,   2.00% , 10/15/26
(a)
......... 765 760,197
9,139,055
Connecticut — 3.0%
Connecticut State Health & Educational Facilities
Authority
(a)
Series 2017C-2 , RB ,
VRDN,   2.80% , 02/03/26 .......... 3,560 3,560,038
Series 2010A4-2 , RB ,
VRDN,   2.85% , 02/03/26 .......... 4,250 4,250,000
Series A-2 , RB , VRDN,   2.00% , 07/01/26 .. 760 758,824
State of Connecticut
Series 2016A , GO , 4.00% , 03/15/26 ..... 260 260,545
Series 2016A , GO , 5.00% , 03/15/26 ..... 390 391,278
Series 2018B , GO , 5.00% , 04/15/26 ..... 950 955,298
Series A , GO , 5.00% , 04/15/26 ........ 1,275 1,282,110
Series B , GO , 5.00% , 04/15/26 ........ 170 170,948
Series 2016B , GO , 4.00% , 05/15/26 ..... 185 185,937
Series 2016B , GO , 5.00% , 05/15/26 ..... 450 453,551
Series 2020C , GO , 4.00% , 06/01/26 ..... 265 266,554
Series 2021B , GO , 4.00% , 06/01/26 ..... 100 100,586
Series 2022C , GO , 5.00% , 06/15/26 ..... 550 555,621
Series 2023B , GO , 5.00% , 08/01/26 ..... 300 304,140
Series 2018F , GO , 5.00% , 09/15/26 ..... 230 233,947
Series 2022D , GO , 5.00% , 09/15/26 ..... 380 386,522
Series E , GO , 5.00% , 10/15/26 ........ 225 229,380
Series 2022G , GO , 5.00% , 11/15/26 ..... 435 444,475
State of Connecticut Special Tax
Series 2020A , RB , 5.00% , 05/01/26 ..... 560 563,841
Series 2021A , RB , 5.00% , 05/01/26 ..... 700 704,802
Series 2024A-1 , RB , 5.00% , 07/01/26 .... 500 505,774
Series A , RB , 5.00% , 09/01/26 ......... 125 127,026
Series 2018C , RB , 5.00% , 10/01/26 ..... 80 81,482
Series 2021D , RB , 5.00% , 11/01/26 ..... 425 433,864
University of Connecticut, Series 2022A, RB,
5.00%, 05/01/26 (SAP) ............. 100 100,660
17,307,203
Delaware — 0.4%
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/26 ...... 555 561,455
Series 2017 , RB , 5.00% , 07/01/26 ...... 445 450,176
Series 2020 , RB , 5.00% , 09/01/26 ...... 570 579,138
State of Delaware
Series 2019 , GO , 5.00% , 02/01/26 ...... 150 150,000
Series 2017 , GO , 5.00% , 03/01/26 ...... 390 390,871
Series 2020B , GO , 5.00% , 07/01/26 ..... 170 171,956
Series 2019A , GO , 5.00% , 10/01/26 ..... 105 106,920
2,410,516
District of Columbia — 1.1%
District of Columbia
Series 2015B , GO , 5.00% , 06/01/26 ..... 130 130,282
Series 2017D , GO , 5.00% , 06/01/26 ..... 145 146,331
Series 2023B , GO , 5.00% , 06/01/26 ..... 205 206,882
Series D , GO , 5.00% , 06/01/26 ........ 360 363,306
Series 2015 , RB , 5.00% , 07/15/26 ...... 520 520,593
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2019A , GO , 5.00% , 10/15/26 ..... USD 590 $ 601,549
Series 2020 , RB , 5.00% , 12/01/26 ...... 560 572,350
Series 2016A , GO , 5.00% , 06/01/27 ..... 175 176,525
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/26 ..... 100 100,222
Series 2020C , RB , 5.00% , 05/01/26 ..... 75 75,513
Series 2019C , RB , 5.00% , 10/01/26 ..... 1,005 1,023,581
Series 2020B , RB , 5.00% , 10/01/26 ..... 235 239,345
District of Columbia Water & Sewer Authority
Series 2018B , RB , 5.00% , 10/01/26 ..... 195 198,540
Series 2019B , RB , 5.00% , 10/01/26 ..... 205 208,612
Series 2024A , RB , 5.00% , 10/01/26 ..... 250 254,405
Washington Metropolitan Area Transit Authority
Series A-1 , RB , 5.00% , 07/01/26 ....... 470 475,231
Series 2023A , RB , 5.00% , 07/15/26 ..... 130 131,596
Series 2021A , RB , 5.00% , 07/15/26 ..... 1,090 1,103,386
6,528,249
Florida — 4.4%
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/26 ..... 830 838,427
Series 2016B , RB , 5.00% , 07/01/27 ..... 110 111,079
Central Florida Tourism Oversight District
Series 2017A , GO , 5.00% , 06/01/26 ..... 200 201,696
Series 2016A , GO , 5.00% , 06/01/27 ..... 300 302,444
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/26 ......... 270 274,668
City of Jacksonville
Series 2024 , RB , 5.00% , 10/01/26 ...... 1,090 1,110,225
Series B , RB , 5.00% , 10/01/26 ......... 325 331,031
City of Tallahassee, Series 2025, RB,
5.00%, 10/01/26
(c)
................ 500 508,911
County of Miami-Dade
Series 2021A , RB , 5.00% , 04/01/26 ..... 150 150,669
Series 2016A , GO , 5.00% , 07/01/26 ..... 385 389,229
Series 2016 , RB , 5.00% , 10/01/26 ...... 160 162,766
Series B , RB , 5.00% , 10/01/26 ......... 615 616,250
Series 2015A , GO , 5.00% , 11/01/26 ..... 1,000 1,003,022
County of Miami-Dade Transit System, Series
2017, RB, 5.00%, 07/01/27 .......... 315 318,482
County of Seminole, Series 2025A, RB,
5.00%, 10/01/26 ................. 120 122,147
Florida Department of Environmental Protection
Series 2016A , RB , 5.00% , 07/01/26 ..... 610 616,871
Series 2019B , RB , 5.00% , 07/01/26 ..... 510 515,745
Series 2016A , RB , 5.00% , 07/01/27 ..... 455 460,125
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/27 . 1,000 1,013,555
Florida Municipal Power Agency
Series 2021B , RB , 5.00% , 10/01/26 ..... 160 162,654
Series 2025A , RB , 5.00% , 10/01/26 ..... 260 264,313
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/26 ......... 240 244,264
JEA Electric System, Series 2024A, RB,
5.00%, 10/01/26 ................. 220 223,818
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/26 ................. 500 509,077
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/26 ............. 500 500,000
Orange County School Board
Series 2016B , COP , 5.00% , 08/01/26 .... 115 116,447
Series 2017B , COP , 5.00% , 08/01/26 .... 915 926,511
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/26 ................. 525 534,286

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/26 .... USD 850 $ 861,328
Series 2018A , COP , 5.00% , 08/01/26 .... 230 233,065
Series 2022B , COP , 5.00% , 08/01/26 .... 680 689,063
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/26 ................. 555 564,225
School Board of Miami-Dade County (The)
Series 2025A , COP , 5.00% , 05/01/26 .... 500 503,235
Series 2015D , COP , 5.00% , 02/01/27 .... 455 455,966
School District of Broward County
Series A , COP , 5.00% , 07/01/26 ........ 250 252,538
Series B , COP , 5.00% , 07/01/26 ........ 210 212,132
Series C , COP , 5.00% , 07/01/26 ........ 420 424,264
Series 2016A , COP , 5.00% , 07/01/27 .... 200 201,936
Series B , COP , 5.00% , 07/01/27 ........ 215 217,082
State of Florida
Series 2016A , GO , 3.00% , 06/01/26 ..... 125 125,048
Series 2018B , GO , 5.00% , 06/01/26 ..... 100 100,900
Series 2019C , GO , 5.00% , 06/01/26 ..... 435 438,914
Series 2021B , GO , 5.00% , 06/01/26 ..... 260 262,340
Series 2022A , GO , 5.00% , 06/01/26 ..... 140 141,260
Series 2015A , GO , 5.00% , 07/01/26 ..... 470 471,035
Series 2016A , GO , 5.00% , 07/01/26 ..... 100 101,138
Series 2018A , GO , 5.00% , 07/01/26 ..... 180 182,049
Series 2019A , GO , 5.00% , 07/01/26 ..... 285 288,243
Series 2019B , GO , 5.00% , 07/01/26 ..... 485 490,520
Series 2021B , GO , 5.00% , 07/01/26 ..... 175 176,992
Series 2024A , GO , 5.00% , 07/01/26 ..... 1,140 1,152,974
Series 2016E , GO , 5.00% , 06/01/27 ..... 160 161,413
State of Florida Department of Transportation
Series 2020 , RB , 5.00% , 07/01/26 ...... 425 429,801
Series 2021A , RB , 5.00% , 07/01/26 ..... 250 252,647
State of Florida Department of Transportation
Turnpike System
Series 2016B , RB , 2.50% , 07/01/26 ..... 500 500,029
Series 2019A , RB , 5.00% , 07/01/26 ..... 260 262,991
Series 2020B , RB , 5.00% , 07/01/26 ..... 160 161,841
Series 2016C , RB , 5.00% , 07/01/27 ..... 185 187,010
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/26 ..... 1,435 1,451,212
Series 2016B , RB , 5.00% , 07/01/26 ..... 585 591,609
Series 2017A , RB , 5.00% , 07/01/26 ..... 80 80,904
Series 2016A , RB , 5.00% , 07/01/27 ..... 145 146,606
25,301,022
Georgia — 1.8%
City of Atlanta
Series 2022A1 , GO , 5.00% , 12/01/26 .... 200 204,489
Series 2022A-2 , GO , 5.00% , 12/01/26 .... 675 690,562
City of Atlanta Department of Aviation, Series
2022A, RB, 5.00%, 07/01/26 ......... 100 101,112
City of Atlanta Water & Wastewater
Series 2018B , RB , 5.00% , 11/01/26 ..... 320 326,590
Series 2018C , RB , 5.00% , 11/01/26 ..... 575 586,841
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/26 (SAW) ......... 110 110,310
County of Carroll, Series 2021, GO,
5.00%, 06/01/26 ................. 85 85,701
Georgia Ports Authority, Series 2021, RB,
5.00%, 07/01/26 ................. 850 859,390
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/26 ...... 705 711,509
Gwinnett County Water & Sewerage Authority,
Series 2020, RB, 5.00%, 08/01/26 ...... 155 157,166
Security
Par (000)
Par (000) Value
Georgia (continued)
Henry County School District
Series 2021 , GO , 4.00% , 08/01/26 ( SAW ) . USD 195 $ 196,669
Series 2016 , GO , 5.00% , 08/01/26 ( SAW ) . 240 243,234
Main Street Natural Gas, Inc.
Series 2019C , RB , VRDN,   4.00% , 09/01/26
(a)
980 985,624
Series 2019C , RB , 5.00% , 09/01/26 ..... 925 936,234
Series 2024C , RB , 5.00% , 12/01/26 ..... 260 264,279
Metropolitan Atlanta Rapid Transit Authority
Series 2015B , RB , 5.00% , 07/01/26 ..... 150 151,766
Series 2015C , RB , 5.00% , 07/01/26 ..... 400 404,711
Private Colleges & Universities Authority, Series
2019A, RB, 5.00%, 09/01/26 ......... 400 406,359
State of Georgia
Series 2015A , GO , 5.00% , 02/01/26 ..... 105 105,000
Series 2017A-1 , GO , 5.00% , 02/01/26 .... 335 335,000
Series 2018A , GO , 5.00% , 07/01/26 ..... 315 318,624
Series 2019A , GO , 5.00% , 07/01/26 ..... 295 298,394
Series 2021A , GO , 5.00% , 07/01/26 ..... 1,000 1,011,506
Series 2020A , GO , 5.00% , 08/01/26 ..... 625 633,657
Series 2016E , GO , 5.00% , 12/01/26 ..... 345 352,968
10,477,695
Hawaii — 1.0%
City & County Honolulu Wastewater System,
Series A, RB, 5.00%, 07/01/27 ........ 300 303,075
City & County of Honolulu
Series 2020D , GO , 5.00% , 07/01/26 ..... 610 617,024
Series 2020F , GO , 5.00% , 07/01/26 ..... 275 278,166
Series 2021A , GO , 5.00% , 07/01/26 ..... 95 96,094
Series 2021B , GO , 5.00% , 07/01/26 ..... 250 252,878
Series 2019C , GO , 4.00% , 08/01/26 ..... 275 277,459
Series D , GO , 5.00% , 09/01/26 ........ 615 624,939
County of Hawaii, Series C, GO,
5.00%, 09/01/26 ................. 80 80,176
County of Maui
Series 2022 , GO , 5.00% , 03/01/26 ...... 60 60,125
Series 2015 , GO , 3.00% , 09/01/26 ...... 1,500 1,500,584
State of Hawaii
Series FK , GO , 5.00% , 05/01/26 ....... 110 110,749
Series FG , GO , 5.00% , 10/01/26 ....... 485 493,918
Series FH , GO , 5.00% , 10/01/26 ....... 125 127,299
Series FN , GO , 5.00% , 10/01/26 ....... 580 590,665
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/27 .............. 200 202,153
University of Hawaii, Series 2017F, RB,
5.00%, 10/01/26 ................. 145 147,460
5,762,764
Idaho — 0.3%
Idaho Housing & Finance Association
Series 2015A , RB , 5.00% , 07/15/26 ..... 1,205 1,218,867
Series 2017A , RB , 5.00% , 07/15/26 ..... 230 232,647
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/26 .............. 600 605,479
2,056,993
Illinois — 2.6%
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/26 ...... 135 137,481
Series 2024A , RB , 5.00% , 11/01/26 ..... 505 514,282
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/26 (BAM) ............ 500 500,966
County of Cook
Series 2021B , GO , 4.00% , 11/15/26 ..... 155 156,914
Series 2016A , GO , 5.00% , 11/15/26 ..... 330 336,628

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2016A , GO , 5.00% , 11/15/26 ..... USD 90 $ 91,914
Series 2022A , RB , 5.00% , 11/15/26 ..... 195 198,966
Series 2024 , RB , 5.00% , 11/15/26 ...... 90 91,843
County of Will, Series 2025B, GO,
5.00%, 11/15/26 ................. 115 117,292
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/26 .......... 150 152,875
Illinois Finance Authority
Series 2020A , RB , 5.00% , 04/01/26 ..... 95 95,418
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,395 1,410,934
Series 2019 , RB , 5.00% , 07/01/26 ...... 740 748,452
Series 2020 , RB , 5.00% , 07/01/26 ...... 410 414,683
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/26 ........ 245 250,189
Series D , GO , 5.00% , 12/01/26 ........ 125 127,647
Regional Transportation Authority, Series 2017A,
RB, 5.00%, 07/01/26 .............. 110 111,103
State of Illinois
Series 2016 , GO , 5.00% , 02/01/26 ...... 340 340,000
Series 2021A , GO , 5.00% , 03/01/26 ..... 1,245 1,247,429
Series 2022A , GO , 5.00% , 03/01/26 ..... 130 130,254
Series 2022B , GO , 5.00% , 03/01/26 ..... 635 636,255
Series 2023C , GO , 5.00% , 05/01/26 ..... 700 704,211
Series 2024B , GO , 5.00% , 05/01/26 ..... 200 201,203
Series 2023D , GO , 5.00% , 07/01/26 ..... 600 606,069
Series 2019B , GO , 5.13% , 09/01/26 ..... 150 152,235
Series 2018A , GO , 5.00% , 10/01/26 ..... 915 929,816
Series 2018B , GO , 5.00% , 10/01/26 ..... 400 406,477
Series 2020B , GO , 5.00% , 10/01/26 ..... 1,000 1,016,192
Series 2017D , GO , 5.00% , 11/01/26 ..... 1,775 1,807,315
Series 2019A , GO , 5.00% , 11/01/26 ..... 50 50,910
Series 2021A , GO , 5.00% , 12/01/26 ..... 200 204,045
Series 2016 , GO , 5.00% , 06/01/27 ...... 100 100,778
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/26 ..... 290 291,689
Series 2016A , RB , 5.00% , 06/15/26 ..... 750 757,106
Series 2021C , RB , 5.00% , 06/15/26 ..... 65 65,616
15,105,187
Indiana — 1.4%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/26 ................. 560 570,129
Indiana Finance Authority
Series 2017B , RB , 5.00% , 02/01/26 ..... 280 280,000
Series 2019A , RB , 5.00% , 02/01/26 ..... 570 570,000
Series 2019E , RB , 5.00% , 02/01/26 ..... 320 320,000
Series A , RB , 5.00% , 02/01/26 ......... 135 135,000
Series D , RB , 5.00% , 02/01/26 ......... 100 100,000
Series E , RB , 5.00% , 02/01/26 ......... 415 415,000
Series 2017A , RB , 5.00% , 06/01/26 ..... 650 655,832
Series 2014A , RB , 5.00% , 10/01/26 ..... 100 100,229
Series 2016A , RB , 5.00% , 10/01/26 ..... 750 763,241
Series 2025A , RB , 5.00% , 10/01/26 ..... 615 625,243
Series E , RB , 5.00% , 02/01/27 ......... 100 101,282
Series 2016C , RB , 5.00% , 06/01/27 ..... 865 883,432
Series A , RB , 5.00% , 02/01/29 ......... 260 260,000
Indiana Municipal Power Agency, Series 2016C,
RB, 5.00%, 01/01/27 .............. 175 176,804
Indiana University
Series 2020A , RB , 5.00% , 06/01/26 ..... 125 126,132
Series W-1 , RB , 5.00% , 08/01/26 ....... 100 100,207
Series 2016A , RB , 5.00% , 06/01/27 ..... 370 373,016
Security
Par (000)
Par (000) Value
Indiana (continued)
Indianapolis Local Public Improvement Bond
Bank, Series 2021A, RB, 5.00%, 06/01/26 . USD 785 $ 791,684
Purdue University, Series 2016CC, RB,
5.00%, 07/01/26 ................. 455 460,097
7,807,328
Iowa — 0.5%
City of Cedar Rapids, Series 2025A, GO,
5.00%, 06/01/26 ................. 350 353,004
City of Des Moines
Series 2020A , GO , 5.00% , 06/01/26 ..... 475 479,140
Series 2021A , GO , 5.00% , 06/01/26 ..... 355 358,094
Series 2022A , GO , 5.00% , 06/01/26 ..... 180 181,569
Iowa Finance Authority
Series 2016 , RB , 5.00% , 08/01/26 ...... 445 451,164
Series 2023C , RB , 5.00% , 08/01/26 ..... 180 182,493
State of Iowa
Series 2016A , RB , 4.00% , 06/01/26 ..... 610 613,536
Series 2020A , GO , 5.00% , 06/01/26 ..... 80 80,725
Series 2016 , RB , 5.00% , 06/15/26 ...... 325 328,297
3,028,022
Kansas — 0.6%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/26 ................. 475 482,657
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
3.00%, 10/01/26 ................. 2,000 2,000,687
Kansas Development Finance Authority, Series
2023SRF, RB, 5.00%, 05/01/26 ........ 265 266,745
State of Kansas Department of Transportation
Series 2018A , RB , 5.00% , 09/01/26 ..... 530 538,497
Series 2024A , RB , 5.00% , 09/01/26 ..... 300 304,810
3,593,396
Kentucky — 0.8%
Kentucky Asset Liability Commission, Series
2021A, RB, 5.00%, 11/01/26 ......... 550 560,810
Kentucky Infrastructure Authority, Series 2015A,
RB, 5.00%, 02/01/26 .............. 100 100,000
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/26 ......... 750 753,338
Series A , RB , 5.00% , 09/01/26
(c)
........ 265 269,218
Series A , RB , 5.00% , 10/01/26 ......... 255 259,638
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 1,075 1,097,016
Kentucky Turnpike Authority
Series B , RB , 4.00% , 07/01/26 ......... 1,700 1,710,839
Series 2024A , RB , 5.00% , 07/01/26 ..... 100 101,047
4,851,906
Louisiana — 1.7%
Parish of St. John the Baptist
(a)
Series 2017A-3 , RB , VRDN,   2.20% , 07/01/26 6,070 6,053,630
Series 2017B-2 , RB , VRDN,   2.37% , 07/01/26 100 99,802
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/26 ..... 150 150,325
Series 2017A , GO , 5.00% , 04/01/26 ..... 210 210,928
Series 2016B , GO , 5.00% , 08/01/26 ..... 900 912,196
Series 2016A , GO , 5.00% , 09/01/26 ..... 220 223,476
Series 2019A , RB , 5.00% , 09/01/26 ..... 1,090 1,107,221
Series 2021 , RB , 5.00% , 09/01/26 ...... 375 380,925
Series 2023 , RB , 5.00% , 09/01/26 ...... 100 101,580
Series 2024C , GO , 5.00% , 12/01/26 ..... 500 511,298

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/26 ............ USD 230 $ 231,537
9,982,918
Maine — 0.8%
Maine Governmental Facilities Authority, Series
2025A, RB, 5.00%, 10/01/26 ......... 240 244,189
Maine Municipal Bond Bank
Series 2016A , RB , 4.00% , 09/01/26 ..... 305 308,000
Series 2020A , RB , 5.00% , 09/01/26 ..... 455 462,082
Series 2022A , RB , 5.00% , 11/01/26 ..... 90 91,830
Series C , RB , 5.00% , 11/01/26 ......... 270 275,489
Maine Turnpike Authority
Series 2020 , RB , 5.00% , 07/01/26 ...... 825 834,252
Series 2022 , RB , 5.00% , 07/01/26 ...... 435 439,878
State of Maine
Series 2021B , GO , 4.00% , 06/01/26 ..... 160 160,933
Series 2017B , GO , 5.00% , 06/01/26 ..... 285 287,593
Series 2018D , GO , 5.00% , 06/01/26 ..... 350 353,185
Series 2019B , GO , 5.00% , 06/01/26 ..... 265 267,411
Series 2020B , GO , 5.00% , 06/01/26 ..... 435 438,958
Series 2022B , GO , 5.00% , 06/01/26 ..... 305 307,775
4,471,575
Maryland — 3.0%
City of Baltimore
Series 2014A , RB , 5.00% , 07/01/26 ..... 150 150,574
Series 2017C , RB , 5.00% , 07/01/26 ..... 395 399,224
Series 2017A , GO , 5.00% , 10/15/26 ..... 90 91,666
Series 2017B , GO , 5.00% , 10/15/26 ..... 145 147,685
County of Anne Arundel
Series 2018 , GO , 5.00% , 10/01/26 ...... 650 662,148
Series 2020 , GO , 5.00% , 10/01/26 ...... 350 356,541
Series 2021 , GO , 5.00% , 10/01/26 ...... 150 152,803
Series 2022 , GO , 5.00% , 10/01/26 ...... 95 96,775
County of Baltimore
Series 2018 , GO , 5.00% , 03/01/26 ...... 210 210,447
Series 2019 , GO , 5.00% , 03/01/26 ...... 300 300,639
Series 79 , GO , 5.00% , 03/01/26 ........ 75 75,160
Series 2024A , GO , 5.00% , 07/01/26 ..... 310 313,534
Series 2015 , GO , 5.00% , 08/01/26 ...... 135 135,280
County of Charles
Series 2020 , GO , 4.00% , 10/01/26 ...... 80 80,929
Series 2017 , GO , 5.00% , 10/01/26 ...... 350 356,354
Series 2019 , GO , 5.00% , 10/01/26 ...... 110 111,997
Series 2021 , GO , 5.00% , 10/01/26 ...... 100 101,815
County of Frederick
Series 2017A , GO , 5.00% , 02/01/26 ..... 155 155,000
Series 2018A , GO , 5.00% , 08/01/26 ..... 75 76,037
Series 2019A , GO , 5.00% , 08/01/26 ..... 295 299,067
County of Howard
Series 2017D , GO , 5.00% , 02/15/26 ..... 515 515,512
Series 2017E , GO , 5.00% , 02/15/26 ..... 150 150,149
Series 2019B , GO , 5.00% , 08/15/26 ..... 220 223,254
Series 2020A , GO , 5.00% , 08/15/26 ..... 520 527,690
County of Montgomery
Series 2017B , GO , 5.00% , 06/01/26 ..... 105 105,957
Series 2017C , GO , 5.00% , 10/01/26 ..... 1,670 1,700,653
Series 2017A , GO , 5.00% , 11/01/26 ..... 710 724,674
Series 2018A , GO , 5.00% , 11/01/26 ..... 255 260,270
Series 2019A , GO , 5.00% , 11/01/26 ..... 115 117,377
County of Prince George's
Series 2022A , GO , 5.00% , 07/01/26 ..... 500 505,784
Series 2020A , GO , 5.00% , 07/15/26 ..... 455 460,764
Series 2017A , GO , 5.00% , 09/15/26 ..... 295 300,109
Security
Par (000)
Par (000) Value
Maryland (continued)
Maryland Community Development
Administration, Series 2019B, RB,
5.00%, 09/01/26 ................. USD 190 $ 192,772
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/26 250 252,592
Maryland State Transportation Authority, Series
2020, RB, 5.00%, 07/01/26 .......... 125 126,417
State of Maryland
Series 2017 , GO , 5.00% , 03/15/26 ...... 175 175,582
Series 2018A , GO , 5.00% , 03/15/26 ..... 530 531,762
Series 2019-1 , GO , 5.00% , 03/15/26 ..... 1,000 1,003,325
Series 2015B , GO , 4.00% , 08/01/26 ..... 355 358,224
Series 2017B , GO , 5.00% , 08/01/26 ..... 2,035 2,063,491
Series 2A , GO , 5.00% , 08/01/26 ....... 225 228,150
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 05/01/26 ...... 150 150,197
Series 2017 , RB , 5.00% , 09/01/26 ...... 405 411,540
Series 2019 , RB , 5.00% , 10/01/26 ...... 745 758,749
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 112,392
Washington Suburban Sanitary Commission
Series 2017-2 , RB , 5.00% , 06/01/26 ( GTD ) 90 90,817
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 375 378,406
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 300 302,725
Series 2017 , RB , 5.00% , 06/15/26 ( GTD ) .. 100 101,016
Series 2016 , RB , 5.00% , 06/01/27 ( GTD ) .. 105 105,908
17,209,933
Massachusetts — 1.5%
City of Boston, Series 2016B, GO,
4.00%, 03/01/26 ................. 100 100,142
City of Cambridge, Series 2017B, GO,
5.00%, 02/15/26 ................. 110 110,117
Commonwealth of Massachusetts
Series 2016A , GO , 5.00% , 03/01/26 ..... 180 180,399
Series 2016C , GO , 5.00% , 04/01/26 ..... 380 381,717
Series B , GO , 5.00% , 04/01/26 ........ 100 100,452
Series 2019C , GO , 5.00% , 05/01/26 ..... 450 453,075
Series 2016A , GO , 5.00% , 07/01/26 ..... 300 303,452
Series 2017D , GO , 5.00% , 07/01/26 ..... 210 212,416
Series A , GO , 5.00% , 07/01/26 ........ 1,510 1,527,374
Series 2018C , GO , 5.00% , 09/01/26 ..... 200 203,230
Series 2017E , GO , 5.00% , 11/01/26 ..... 175 178,610
Series C , GO , 5.25% , 11/01/26 ........ 50 51,124
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note, Series
2017A, RB, 5.00%, 06/15/27 ......... 295 297,683
Commonwealth of Massachusetts Transportation
Fund, Series 2016A, RB, 5.00%, 06/01/26 . 495 499,471
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
4.00%, 07/01/26 ................. 155 156,181
Massachusetts Bay Transportation
Authority Sales Tax, Series 2005A, RB,
5.00%, 07/01/26 ................. 620 627,263
Massachusetts Clean Water Trust (The)
Series 19 , RB , 5.00% , 02/01/26 ........ 160 160,000
Series 2006 , RB , 5.25% , 08/01/26 ...... 230 233,503
Massachusetts Development Finance Agency
Series 2023FF , RB , 5.00% , 10/01/26 .... 325 330,948
Series 2020A , RB , 5.00% , 10/15/26 ..... 515 525,161
Massachusetts School Building Authority, Series
2019A, RB, 5.00%, 02/15/26 ......... 100 100,096
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/26 ..... 165 167,345
Series 2018C , RB , 5.00% , 08/01/26 ..... 345 349,782

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series B , RB , 5.25% , 08/01/26 ( AGM ) .... USD 550 $ 558,377
Series 2016C , RB , 5.00% , 08/01/35 ..... 215 218,055
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/26 ..... 175 176,212
Series 2017-3 , RB , 5.00% , 11/01/26 ..... 150 153,159
8,355,344
Michigan — 1.3%
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 240 242,636
Series D , RB , 5.00% , 07/01/27 ......... 220 222,249
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/26 (BAM) ............. 325 331,449
Michigan Finance Authority
Series 2022A , RB , 5.00% , 04/15/26 ..... 250 251,305
Series 2018B , RB , 5.00% , 10/01/26 ..... 175 178,206
Series 2021B , RB , 5.00% , 10/01/26 ..... 255 259,655
Series 2017A-MI , RB , 5.00% , 12/01/26 ... 625 638,533
Michigan State Building Authority
Series 2016I , RB , 5.00% , 04/15/26 ...... 420 422,351
Series 2019I , RB , 5.00% , 04/15/26 ...... 125 125,700
Series 2020I , RB , 5.00% , 10/15/26 ...... 65 66,270
Series 2016I , RB , 5.00% , 04/15/27 ...... 140 142,526
Michigan State Housing Development Authority,
Series 2022A, RB, 3.30%, 04/01/26 ..... 280 280,052
Michigan State University, Series 2023A, RB,
5.00%, 02/15/26 ................. 420 420,402
State of Michigan
Series 2016 , RB , 5.00% , 03/15/26 ...... 2,010 2,016,170
Series 2017A , GO , 5.00% , 05/01/26 ..... 400 402,714
State of Michigan Trunk Line
Series 2021B , RB , 5.00% , 11/15/26 ..... 160 163,472
Series 2023 , RB , 5.00% , 11/15/26 ...... 430 439,332
University of Michigan
Series 2017A , RB , 5.00% , 04/01/26 ..... 360 361,589
Series 2019A , RB , 5.00% , 04/01/26 ..... 235 236,037
7,200,648
Minnesota — 1.8%
City of Minneapolis
Series 2018 , GO , 3.00% , 12/01/26 ...... 1,000 1,000,255
Series 2024 , GO , 5.00% , 12/01/26 ...... 80 81,798
County of Hennepin
Series 2016C , GO , 5.00% , 12/01/26 ..... 140 143,204
Series 2018A , GO , 5.00% , 12/01/26 ..... 195 199,463
Series 2019C , GO , 5.00% , 12/01/26 ..... 280 286,409
Series 2020A , GO , 5.00% , 12/01/26 ..... 200 204,578
Series 2024A , GO , 5.00% , 12/01/26 ..... 475 485,872
Series 2016B , GO , 5.00% , 12/01/27 ..... 235 240,101
Metropolitan Council
Series 2016C , GO , 5.00% , 03/01/26 ..... 115 115,252
Series 2023B , GO , 5.00% , 03/01/26 ..... 85 85,187
Series 2020E , GO , 5.00% , 12/01/26 ..... 580 593,130
Series 2021C , GO , 5.00% , 12/01/26 ..... 1,150 1,176,033
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016B , RB , 4.00% , 03/01/26 ..... 510 510,694
Series 2016A , RB , 5.00% , 03/01/28 ..... 185 185,407
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/26 ..... 880 881,914
Series 2020E , GO , 3.00% , 08/01/26 ..... 445 446,215
Series 2016B , GO , 4.00% , 08/01/26 ..... 420 423,772
Series 2016D , GO , 5.00% , 08/01/26 ..... 380 385,282
Series 2018A , GO , 5.00% , 08/01/26 ..... 410 415,699
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2019A , GO , 5.00% , 08/01/26 ..... USD 495 $ 501,881
Series 2019B , GO , 5.00% , 08/01/26 ..... 310 314,309
Series 2025A , GO , 5.00% , 08/01/26 ..... 270 273,753
Series 2017A , GO , 5.00% , 10/01/26 ..... 165 168,056
Series 2017D , GO , 5.00% , 10/01/26 ..... 490 499,076
COP , 5.00% , 11/01/26 .............. 385 392,625
University of Minnesota, Series 2017B, RB,
5.00%, 12/01/26 ................. 455 465,497
10,475,462
Mississippi — 0.6%
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/26 ..... 690 702,642
Series 2016B , GO , 5.00% , 12/01/26 ..... 245 250,618
Series 2016B , GO , 5.00% , 12/01/29 ..... 285 291,587
Series 2018A , GO , 5.00% , 11/01/32 ..... 640 653,309
Series 2016B , GO , 5.00% , 12/01/33 ..... 1,565 1,601,172
3,499,328
Missouri — 0.9%
City of Kansas City, Series 2019A, RB,
5.00%, 12/01/26 ................. 245 250,505
Clayton School District, Series 2017, GO,
5.00%, 03/01/26 ................. 135 135,286
Health & Educational Facilities Authority of
the State of Missouri, Series 2025B, RB,
5.00%, 11/15/26 ................. 100 101,853
Metropolitan St. Louis Sewer District, Series
2016C, RB, 5.00%, 05/01/27 ......... 125 125,680
Missouri Highway & Transportation Commission
Series A , RB , 5.00% , 05/01/26 ......... 690 693,976
Series 2019B , RB , 5.00% , 11/01/26 ..... 1,385 1,413,573
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 12/01/26 ...... 175 178,575
Series 2025 , RB , 5.00% , 12/01/26
(c)
..... 530 540,827
Missouri State Board of Public Buildings
Series 2016A , RB , 4.00% , 04/01/26 ..... 300 300,372
Series 2018A , RB , 5.00% , 04/01/26 ..... 130 130,544
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 07/01/26 .............. 375 375,470
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 .......... 695 695,596
4,942,257
Nebraska — 0.4%
Douglas County Hospital Authority No. 2, Series
2025, RB, 5.00%, 11/01/26 .......... 300 305,620
Nebraska Public Power District, Series C, RB,
5.00%, 01/01/28 ................. 170 170,355
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/26 ..... 745 745,000
Series 2023A , RB , 5.00% , 02/01/26 ..... 520 520,000
Omaha Public Power District Nebraska
City Station Unit 2, Series 2015A, RB,
5.00%, 02/01/26 ................. 600 600,000
University of Nebraska Facilities Corp. (The),
Series 2018, RB, 5.00%, 07/15/26 ...... 190 192,288
2,533,263
Nevada — 1.6%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/26 ..... 355 355,706
Series 2016E , GO , 5.00% , 06/15/26 ..... 235 237,307

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2017A , GO , 5.00% , 06/15/26 ..... USD 425 $ 429,172
Series 2020A , GO , 5.00% , 06/15/26 ( AGM ) 250 252,426
Series 2020B , GO , 5.00% , 06/15/26 ( BAM ) 195 196,893
Series 2024B , GO , 5.00% , 06/15/26 ..... 125 126,227
Clark County Water Reclamation District, Series
2016, GO, 5.00%, 07/01/26 .......... 700 707,856
County of Clark
Series 2017 , GO , 5.00% , 06/01/26 ...... 220 221,967
Series 2015C , RB , 5.00% , 07/01/26 ..... 400 404,481
Series 2016B , RB , 5.00% , 07/01/26 ..... 25 25,281
Series 2019E , RB , 5.00% , 07/01/26 ..... 215 217,408
Series 2020C , RB , 5.00% , 07/01/26 ..... 950 960,661
Series 2016A , GO , 5.00% , 11/01/26 ..... 100 100,645
Series 2016B , GO , 5.00% , 11/01/26 ..... 755 770,304
Series 2017 , GO , 5.00% , 11/01/26 ...... 110 112,230
Series 2018B , GO , 5.00% , 12/01/26 ..... 150 153,379
County of Clark Department of Aviation
Series 2019A , RB , 5.00% , 07/01/26 ..... 995 1,006,146
Series 2019D , RB , 5.00% , 07/01/26 ..... 400 404,481
Las Vegas Valley Water District
Series 2017B , GO , 5.00% , 06/01/26 ..... 75 75,678
Series 2021A , GO , 5.00% , 06/01/26 ..... 490 494,429
Series 2016A , GO , 5.00% , 06/01/27 ..... 115 115,959
State of Nevada
Series 2023A , GO , 5.00% , 05/01/26 ..... 115 115,780
Series 2015A , GO , 4.00% , 08/01/26 ..... 60 60,078
Series 2019E , GO , 5.00% , 08/01/26 ..... 280 283,850
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/26 ...... 800 806,648
Series 2016 , RB , 5.00% , 12/01/27 ...... 210 211,744
Washoe County School District, Series 2015A,
GO, 5.00%, 06/01/26 .............. 140 140,308
8,987,044
New Hampshire — 0.1%
City of Manchester, Series 2022A, GO,
5.00%, 07/01/26 ................. 275 278,135
New Hampshire Health & Education Facilities
Authority, Series 2017, RB, 5.00%, 07/01/26 125 126,400
New Hampshire Municipal Bond Bank,
Series 2017B, RB, 5.00%, 08/15/26 (ST
INTERCEPT) ................... 240 243,517
648,052
New Jersey — 1.8%
County of Hudson, Series 2020, GO,
3.00%, 11/15/26 ................. 565 567,872
County of Monmouth, Series 2014, GO,
3.00%, 03/01/26 ................. 630 630,225
County of Union, Series 2017, GO,
4.00%, 03/01/26 ................. 50 50,070
Essex County Improvement Authority, Series
2004, RB, 5.50%, 10/01/26 (NPFGC) .... 150 153,204
Monmouth County Improvement Authority (The),
Series 2019A, RB, 4.00%, 08/01/26 ..... 305 307,641
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/26 ... 460 461,000
Series XX , RB , 4.25% , 06/15/26 ........ 930 930,645
Series AAA , RB , 5.00% , 06/15/26 ....... 160 161,611
Series 2018A , RB , 5.00% , 06/15/26 ..... 345 348,384
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 185 188,464
Series 2022A , RB , 5.00% , 11/01/26 ..... 220 224,489
Series B , RB , 5.00% , 11/01/26 ......... 920 938,772
Security
Par (000)
Par (000) Value
New Jersey (continued)
New Jersey Educational Facilities Authority,
Series 2016B, RB, 5.00%, 07/01/26 ..... USD 365 $ 369,195
New Jersey Health Care Facilities Financing
Authority, Series 2024, RB, 5.00%, 09/15/26 270 274,567
New Jersey Housing & Mortgage Finance
Agency, Series 2019C, RB, 2.55%, 04/01/26 700 699,677
New Jersey Transportation Trust Fund Authority
Series 2015AA , RB , 4.25% , 06/15/26 .... 200 200,164
Series 2021A , RB , 5.00% , 06/15/26 ..... 505 510,086
Series 2022AA , RB , 5.00% , 06/15/26 .... 350 353,525
Series 2023AA , RB , 5.00% , 06/15/26 .... 110 111,059
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 120 121,082
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/26 ................. 2,595 2,618,785
10,220,517
New Mexico — 1.1%
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/01/26 ..... 400 403,653
Series 2022A , RB , 5.00% , 06/01/26 ..... 455 459,155
Series 2022B , RB , 5.00% , 06/01/26 ..... 150 151,370
Series 2021A , RB , 5.00% , 06/15/26 ..... 415 419,226
Series 2021B , RB , 5.00% , 06/15/26 ..... 500 505,110
Series 2022A , RB , 5.00% , 06/15/26 ..... 115 116,171
Series 2024A , RB , 5.00% , 06/15/26 ..... 1,000 1,010,182
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/26 ...... 415 415,906
Series 2021 , GO , 5.00% , 03/01/26 ...... 345 345,753
Series A , GO , 5.00% , 03/01/26 ........ 170 170,371
State of New Mexico Severance Tax Permanent
Fund
Series 2025A , RB , 5.00% , 07/01/26 ..... 800 809,071
Series A , RB , 5.00% , 07/01/26 ......... 1,530 1,547,349
6,353,317
New York — 11.7%
City of New York
Series 2015F-6 , GO , VRDN,   ( JPMorgan
Chase Bank NA SBPA ), 3.25% , 02/03/26
(a)
1,600 1,600,000
Series 2018E-1 , GO , 5.00% , 03/01/26 .... 115 115,247
Series 2024D , GO , 5.00% , 04/01/26 ..... 565 567,479
Series 2008J-9 , GO , 5.00% , 08/01/26 .... 75 76,010
Series A , GO , 5.00% , 08/01/26 ........ 765 775,298
Series 2018A , GO , 5.00% , 08/01/26 ..... 630 638,481
Series 2018C , GO , 5.00% , 08/01/26 ..... 295 298,971
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 1,060 1,074,270
Series C , GO , 5.00% , 08/01/26 ........ 1,480 1,490,990
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 630 638,481
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 640 648,616
Series 2023F-1 , GO , 5.00% , 08/01/26 .... 1,000 1,013,462
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/26 ................ 45 45,706
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/26 ................ 365 371,546
Series C , GO , 5.00% , 08/01/27 ........ 180 180,390
Series 2008J-9 , GO , 5.00% , 08/01/27 .... 325 329,238
Series 2021-3 , GO ,
VRDN,   3.20% , 03/31/31
(a)
......... 1,750 1,750,000
City of Yonkers
Series 2024A , GO , 5.00% , 02/15/26 ..... 280 280,275
Series 2026D , GO , 5.00% , 08/01/26
(c)
.... 650 657,822
County of Nassau, Series 2017B, GO,
5.00%, 04/01/26 ................. 145 145,671
Empire State Development Corp.
Series 2016A , RB , 4.00% , 03/15/26 ..... 130 130,290

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2016A , RB , 5.00% , 03/15/26 ..... USD 1,165 $ 1,168,975
Series 2017C , RB , 5.00% , 03/15/26 ..... 175 175,590
Series 2020C , RB , 5.00% , 03/15/26 ..... 560 561,889
Series 2020E , RB , 5.00% , 03/15/26 ..... 190 190,641
Series 2016A , RB , 5.00% , 03/15/27 ..... 335 336,143
Series 2016A , RB , 5.00% , 03/15/28 ..... 880 883,002
Long Island Power Authority
Series 2016B , RB , 5.00% , 09/01/26 ..... 205 208,376
Series 2021A , RB , 5.00% , 09/01/26 ..... 55 55,906
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/26 ..... 1,720 1,756,663
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 3,600 3,676,736
Series 2018B , RB , 5.00% , 11/15/26 ..... 100 102,132
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 510,658
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 4.00% , 11/15/26 ..... 100 101,349
Series 2024A , 5.00% , 11/15/26 ........ 300 306,490
Series B-2 , RB , 5.00% , 11/15/26 ....... 125 127,704
New York City Municipal Water Finance Authority
Series BB , RB , VRDN,   ( TD Bank NA SBPA ),
2.27% , 02/10/26
(a)
............... 10,000 10,000,000
Series 2020AA , RB , 5.00% , 06/15/26 .... 165 166,698
Series 2020CC-1 , RB , 5.00% , 06/15/26 ... 80 80,824
Series 2021DD , RB , 5.00% , 06/15/26 .... 1,365 1,379,051
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/26
( SAW ) ....................... 250 253,127
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 360 364,595
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/26 ( SAW ) ........... 100 101,251
Series S-1 , RB , 5.00% , 07/15/26 ( SAW ) .. 610 617,630
New York City Transitional Finance Authority
Future Tax Secured
Series 2016E-1 , RB , 4.00% , 02/01/26 .... 195 195,000
Series 2023F, Sub-Series F-1 , RB ,
5.00% , 02/01/26 ................ 345 345,000
Series 2019A-4 , RB , VRDN,   ( JPMorgan
Chase Bank NA SBPA ), 3.25% , 02/03/26
(a)
10,000 10,000,000
Series 2017A-1 , RB , 4.00% , 05/01/26 .... 100 100,424
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/26 ................ 390 395,285
Series B-1 , RB , 5.00% , 08/01/26 ....... 1,380 1,398,657
Series 2018-1 , RB , 5.00% , 11/01/26 ..... 205 209,168
Series 2021A , RB , 5.00% , 11/01/26 ..... 100 102,033
Series 2021D, Sub-Series D1 , RB ,
5.00% , 11/01/26 ................ 925 943,805
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 95 96,931
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 1,385 1,413,156
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 575 586,690
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 590 601,994
Series C , RB , 5.00% , 11/01/26 ......... 250 255,082
Series B , RB , 5.00% , 08/01/27 ......... 235 238,015
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 02/15/26 ..... 695 695,708
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 405 405,373
Series 2021A , RB , 5.00% , 03/15/26 ..... 650 652,193
Series 2020A , RB , 5.00% , 03/15/26 ..... 1,500 1,504,838
Series 2018A , RB , 5.00% , 03/15/26 ..... 750 752,248
Series 2018C , RB , 5.00% , 03/15/26 ..... 280 280,931
Series 2017A , RB , 5.00% , 03/15/26 ..... 365 366,214
Series 2020A , RB , 5.00% , 07/01/26 ..... 150 151,820
Series 2025B , RB , 5.00% , 07/01/26
(c)
.... 225 227,617
Security
Par (000)
Par (000) Value
New York (continued)
Series A-1 , RB , 4.00% , 10/01/26 ....... USD 115 $ 116,390
Series A-1 , RB , 5.00% , 10/01/26 ....... 300 305,590
Series 2025A , RB , 5.00% , 10/01/26 ..... 500 509,328
Series B , RB , 5.00% , 10/01/26 ......... 195 198,634
Series 2016D , RB , 5.00% , 02/15/27 ..... 525 532,359
Series 2016D , RB , 5.00% , 02/15/28 ..... 675 684,461
Series 2016A , RB , 5.00% , 02/15/28 ..... 195 197,733
Series 2016A , RB , 5.00% , 03/15/28 ..... 835 848,675
New York State Environmental Facilities Corp.
Series 2017E , RB , 5.00% , 06/15/26 ..... 75 75,797
Series 2021A , RB , 5.00% , 06/15/26 ..... 175 176,860
New York State Thruway Authority
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 235 235,793
Series 2016A , RB , 5.00% , 01/01/27 ..... 245 245,318
Series 2016A , RB , 5.00% , 01/01/28 ..... 150 150,195
Port Authority of New York & New Jersey
Series 209 , RB , 5.00% , 07/15/26 ....... 100 101,286
Series 212 , RB , 5.00% , 09/01/26 ....... 110 111,813
Series 213 , RB , 5.00% , 09/01/26 ....... 280 284,615
Series 230 , RB , 4.00% , 12/01/26 ....... 85 86,308
Series 243 , RB , 5.00% , 12/01/26 ....... 415 424,783
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/26 .... 130 131,056
Series 2022B , RB , 5.00% , 05/15/26 ..... 150 151,219
Series 2016A , RB , 5.00% , 11/15/26 ..... 520 524,036
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 390 398,649
Series 2023A , RB , 5.00% , 11/15/26 ..... 610 623,528
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 11/15/26 ................ 500 511,089
Series A , RB , 5.00% , 11/15/26 ......... 95 97,107
Series B , RB , 5.00% , 11/15/26 ......... 355 362,873
Series 2025A , RB , 5.00% , 12/01/26 ..... 1,490 1,524,787
67,482,137
North Carolina — 2.2%
City of Charlotte
Series 2020A , GO , 5.00% , 06/01/26 ..... 375 378,431
Series 2021A , GO , 5.00% , 06/01/26 ..... 275 277,516
Series 2021B , COP , 5.00% , 12/01/26 .... 100 102,205
Series 2024 , RB , 5.00% , 12/01/26 ...... 380 388,761
City of Durham Water & Sewer Utility System,
Series 2021, RB, 5.00%, 08/01/26 ...... 350 354,804
City of Greensboro Combined Water & Sewer
System, Series B, RB, 5.00%, 12/01/26 ... 250 255,805
City of Raleigh, Series 2016A, GO,
5.00%, 09/01/26 ................. 370 375,943
City of Raleigh Combined Enterprise System,
Series 2023, RB, 5.00%, 09/01/26 ...... 950 965,258
County of Buncombe, Series 2018, RB,
5.00%, 06/01/26 ................. 80 80,681
County of Forsyth
Series 2021B , GO , 4.00% , 03/01/26 ..... 170 170,238
Series 2021A , RB , 4.00% , 04/01/26 ..... 215 215,614
Series 2013 , GO , 5.00% , 07/01/26 ...... 390 394,447
County of Mecklenburg, Series 2019, GO,
5.00%, 03/01/26 ................. 285 285,633
County of Orange, Series 2018, GO,
5.00%, 08/01/26 ................. 565 572,558
County of Union, Series 2019C, GO,
5.00%, 09/01/26 ................. 320 325,046
County of Wake
Series 2016A , GO , 5.00% , 03/01/26 ..... 575 576,272
Series 2021 , RB , 5.00% , 03/01/26 ...... 260 260,560
Series 2021 , GO , 5.00% , 04/01/26 ...... 350 351,578
Series 2019 , RB , 5.00% , 09/01/26 ...... 175 177,750

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2016A , RB , 5.00% , 12/01/26 ..... USD 255 $ 260,730
North Carolina Capital Facilities Finance Agency,
Series 2016B, RB, 5.00%, 10/01/26 ..... 245 249,517
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 200 200,497
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/26 ...... 835 836,829
Series 2021 , RB , 5.00% , 03/01/26 ...... 550 551,205
Series 2013C , GO , 5.00% , 05/01/26 ..... 285 286,962
Series 2017B , RB , 5.00% , 05/01/26 ..... 730 734,952
Series 2019A , RB , 5.00% , 05/01/26 ..... 575 578,901
Series 2022A , RB , 5.00% , 05/01/26 ..... 165 166,119
Series 2014B , RB , 5.00% , 06/01/26 ..... 390 393,549
Series 2016A , GO , 5.00% , 06/01/26 ..... 1,880 1,897,357
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 170 172,720
12,838,438
Ohio — 2.3%
American Municipal Power, Inc.
Series 2017A , RB , 5.00% , 02/15/26 ..... 775 775,656
Series 2020A , RB , 5.00% , 02/15/26 ..... 460 460,389
City of Cincinnati Water System, Series B, RB,
5.00%, 12/01/26 ................. 640 654,648
City of Cleveland, Series 2015, GO,
5.00%, 12/01/26 ................. 200 200,433
City of Columbus
Series 2018A , GO , 5.00% , 04/01/26 ..... 165 165,739
Series 2019A , GO , 5.00% , 04/01/26 ..... 65 65,291
Series 2021B , GO , 5.00% , 04/01/26 ..... 125 125,559
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 280 283,192
Series 2016-2 , GO , 5.00% , 07/01/26 ..... 230 232,622
Series 2016A , GO , 4.00% , 08/15/26 ..... 550 550,710
County of Cuyahoga, Series 2020D, RB,
5.00%, 12/01/26 ................. 310 316,398
County of Franklin, Series 2018, RB,
5.00%, 06/01/26 ................. 290 292,585
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/26 ................. 210 214,684
Miami University, Series 2021A, RB,
5.00%, 09/01/26 ................. 335 340,072
Northeast Ohio Regional Sewer District, Series
2017, RB, 5.00%, 11/15/26 .......... 165 168,574
Ohio State University (The), Series 2021A, RB,
5.00%, 12/01/26 ................. 355 362,953
Ohio Turnpike & Infrastructure Commission,
Series 2017A, RB, 5.00%, 02/15/26 ..... 165 165,149
Ohio Water Development Authority
Series 2016 , RB , 5.00% , 06/01/26 ...... 175 176,592
Series 2019 , RB , 5.00% , 06/01/26 ...... 135 136,228
Series 2019A , RB , 5.00% , 06/01/26 ..... 115 116,046
Series 2019B , RB , 5.00% , 06/01/26 ..... 335 338,048
Series 2022A , RB , 5.00% , 06/01/26 ..... 150 151,365
Series 2016B , RB , 5.00% , 12/01/26 ..... 75 76,720
Series 2019 , RB , 5.00% , 12/01/26 ...... 185 189,242
Series 2019A , RB , 5.00% , 12/01/26 ..... 185 189,242
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 06/01/26 ..... 660 666,005
Series 2020B , RB , 5.00% , 06/01/26 ..... 525 529,777
Series 2017A , RB , 5.00% , 12/01/26 ..... 360 368,255
State of Ohio
Series 2023A , GO , 4.00% , 03/01/26 ..... 995 996,395
Series 2019A , GO , 5.00% , 05/01/26 ..... 185 186,255
Series S , GO , 5.00% , 05/01/26 ........ 455 458,087
Series U , GO , 5.00% , 05/01/26 ........ 625 629,240
Security
Par (000)
Par (000) Value
Ohio (continued)
Series V , GO , 5.00% , 05/01/26 ........ USD 215 $ 216,459
Series 2019A , GO , 5.00% , 06/15/26 ..... 485 489,938
Series 2021A , GO , 5.00% , 06/15/26 ..... 260 262,647
Series 2017C , GO , 5.00% , 08/01/26 ..... 265 268,644
Series 2018 , COP , 5.00% , 09/01/26 ..... 330 334,868
Series 2015A , GO , 5.00% , 09/15/26 ..... 280 284,788
Series 2020B , GO , 5.00% , 09/15/26 ..... 100 101,710
Series 2017B , RB , 5.00% , 10/01/26 ..... 110 111,986
Series T , GO , 5.00% , 11/01/26 ......... 115 117,372
Series 2020A , RB , 5.00% , 12/01/26 ..... 80 81,808
Series 2016-1 , RB , 5.00% , 12/15/26 ..... 220 222,087
13,074,458
Oklahoma — 0.5%
City of Oklahoma, Series 2024, GO,
4.00%, 03/01/26 ................. 100 100,132
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/26 ..... 760 766,243
Series 2016A , RB , 5.00% , 06/01/28 ..... 150 153,077
Oklahoma County Independent School District
No. 89 Oklahoma City, Series 2023A, GO,
3.00%, 07/01/26 ................. 1,000 1,002,555
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/26 ................. 425 431,064
Oklahoma Water Resources Board
Series 2016 , RB , 4.00% , 04/01/26 ( OK
CERF ) ....................... 35 35,095
Series 2020A , RB , 5.00% , 04/01/26 ..... 220 220,954
Series 2016 , RB , 5.00% , 04/01/27 ( OK
CERF ) ....................... 190 190,797
2,899,917
Oregon — 1.9%
City of Portland, Series 2018B, GO,
5.00%, 06/15/26 ................. 195 197,009
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/26 ..... 915 917,036
Series 2020A , RB , 5.00% , 03/01/26 ..... 220 220,490
Series 2018A , RB , 5.00% , 05/01/26 ..... 400 402,746
Series 2018A , RB , 5.00% , 05/01/27 ..... 305 306,897
City of Portland Water System
Series 2016A , RB , 5.00% , 04/01/26 ..... 200 200,908
Series 2019A , RB , 5.00% , 05/01/26 ..... 100 100,686
Series 2021B , RB , 5.00% , 05/01/26 ..... 250 251,716
Clackamas & Washington Counties
School District No. 3, Series 2025, GO,
5.00%, 06/15/26 (GTD) ............. 200 201,896
County of Multnomah, GO, 5.00%, 06/01/26 . 220 222,018
Multnomah County School District No. 1J
Portland
Series 2020 , GO , 5.00% , 06/15/26 ( GTD ) . 895 903,886
Series 2023 , GO , 5.00% , 06/15/26 ( GTD ) . 350 353,475
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/26 ......... 535 540,392
Oregon State Lottery, Series 2024C, RB,
5.00%, 04/01/26 (MO) ............. 150 150,668
Portland Community College District, Series
2016, GO, 5.00%, 06/15/26 .......... 325 328,312
Salem-Keizer School District No. 24J
Series 2018 , GO , 5.00% , 06/15/26 ( GTD ) . 340 343,401
Series 2020B , GO , 5.00% , 06/15/26 ( GTD ) 705 712,052
State of Oregon
Series 2017E , GO , 5.00% , 04/01/26 ..... 430 431,935
Series 2020C , GO , 5.00% , 05/01/26 ..... 130 130,885
Series F , GO , 5.00% , 05/01/26 ......... 645 649,392

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2025E , GO , 5.00% , 05/15/26 ..... USD 400 $ 403,157
Series 2019D , GO , 5.00% , 06/01/26 ..... 210 211,911
Series C , GO , 5.00% , 06/01/26 ........ 185 186,683
Series 2019G , GO , 5.00% , 08/01/26 ..... 1,080 1,094,851
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/26 ...... 365 367,817
Series 2017C , RB , 5.00% , 11/15/26 ..... 280 286,077
Series B , RB , 5.00% , 11/15/26 ......... 180 183,907
Tri-County Metropolitan Transportation District
of Oregon
Series 2017A , RB , 5.00% , 09/01/26 ..... 90 91,444
Series 2017A , RB , 5.00% , 10/01/26 ..... 260 264,161
10,655,808
Pennsylvania — 4.0%
City of Philadelphia
Series 2019B , GO , 5.00% , 02/01/26 ..... 450 450,000
Series 2017A , GO , 5.00% , 08/01/26 ..... 800 810,263
Series 2019A , GO , 5.00% , 08/01/26 ..... 225 227,887
Series 2025C , GO , 5.00% , 08/01/26
(c)
.... 775 784,943
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/26 ( AGC ) 300 304,451
Series 2016 , RB , 5.00% , 10/01/26 ...... 680 691,620
Commonwealth Financing Authority, Series B-1,
RB, 5.00%, 06/01/26 .............. 715 716,447
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 02/01/26 ...... 1,205 1,205,000
Series 2018 , GO , 5.00% , 03/01/26 ...... 590 591,288
Series 2020-1 , GO , 5.00% , 05/01/26 ..... 145 145,976
Series 2019 , GO , 5.00% , 07/15/26 ...... 365 369,532
Series 2026 , GO , 5.00% , 08/01/26 ...... 1,000 1,013,651
Series 2016 , GO , 5.00% , 09/15/26 ...... 2,020 2,054,291
Series 2022-1 , GO , 5.00% , 10/01/26 ..... 250 254,547
County of Bucks, Series 2017, GO,
5.00%, 06/01/26 ................. 400 403,633
County of Chester, Series 2016A, GO,
4.00%, 07/15/27 ................. 280 282,135
County of Montgomery, Series 2015A, GO,
4.00%, 03/01/26 ................. 850 851,055
County of Northampton, Series 2019A, GO,
4.00%, 10/01/26 ................. 335 335,771
Lower Merion School District, Series 2019, GO,
5.00%, 11/15/26 (SAW) ............ 65 66,429
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/26 ..... 400 408,450
Pennsylvania Economic Development Financing
Authority
Series 2015B , RB , 5.00% , 03/15/26 ..... 325 325,614
Series 2025B , RB , 5.00% , 03/15/26
(c)
.... 400 401,134
Pennsylvania Higher Educational Facilities
Authority, Series AT-1, RB, 5.00%, 06/15/26 125 126,216
Pennsylvania Housing Finance Agency
Series 2021-137 , RB , 5.00% , 04/01/26 ... 100 100,402
Series 2021-137 , RB , 5.00% , 10/01/26 ... 100 101,634
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/26 ..... 970 972,171
Series A , RB , 5.00% , 09/01/26 ......... 150 152,358
Series B , RB , 5.00% , 09/01/26 ......... 660 670,377
Pennsylvania Turnpike Commission
Series 2016B , RB , 5.00% , 06/01/26 ..... 340 342,923
Series B-2 , RB , 5.00% , 06/01/26 ....... 525 529,514
Series 1 , RB , 5.00% , 12/01/26 ......... 250 255,315
Series 2016 , RB , 5.00% , 12/01/26 ...... 150 153,490
Series 2016A-1 , RB , 5.00% , 12/01/26 .... 435 438,905
Series 2019A , RB , 5.00% , 12/01/26 ..... 435 444,479
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2020B , RB , 5.00% , 12/01/26 ..... USD 100 $ 102,326
Series 2021B , RB , 5.00% , 12/01/26 ..... 755 771,973
Series 2025-2 , RB , 5.00% , 12/01/26 ..... 100 102,326
Series A-1 , RB , 5.00% , 12/01/26 ....... 150 153,490
Series A-2 , RB , 5.00% , 12/01/26 ....... 490 501,399
Philadelphia Gas Works Co., Series 14TH, RB,
5.00%, 10/01/26 ................. 605 614,895
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/26 ......... 880 893,313
School District of Philadelphia (The), Series
2019A, GO, 5.00%, 09/01/26 (SAW) ..... 100 101,516
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/26 ................. 250 250,991
University of Pittsburgh-of the Commonwealth
System of Higher Education, Series 2021, RB,
4.00%, 04/15/26 ................. 2,495 2,496,532
22,970,662
Rhode Island — 0.6%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/26 ..... 610 614,267
Series 2017A , RB , 5.00% , 06/15/26 ..... 405 408,913
Rhode Island Health & Educational Building
Corp., Series 2017A, RB, 5.00%, 09/01/26 . 205 208,104
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund
Series 2016A , RB , 5.00% , 10/01/26 ..... 635 636,476
Series 2017B , RB , 5.00% , 10/01/26 ..... 315 320,771
State of Rhode Island
Series 2017A , GO , 5.00% , 05/01/26 ..... 380 382,559
Series 2021A , GO , 5.00% , 05/01/26 ..... 625 629,209
3,200,299
South Carolina — 0.7%
Charleston Educational Excellence Finance
Corp., Series 2024, RB, 5.00%, 12/01/26 .. 790 807,224
County of Charleston, Series 2017C, GO,
5.00%, 11/01/26 (SAW) ............ 165 168,435
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/26 .............. 1,100 1,125,085
South Carolina Public Service Authority
Series 2021A , RB , 5.00% , 12/01/26 ..... 335 341,919
Series 2021B , RB , 5.00% , 12/01/26 ..... 200 204,131
Series 2025B , RB , 5.00% , 12/01/26
(c)
.... 485 495,017
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/26 . 210 213,792
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/26 (SAW) ............ 615 617,758
3,973,361
South Dakota — 0.0%
South Dakota Conservancy District, Series
2017B, RB, 5.00%, 08/01/26 ......... 240 243,205
Tennessee — 1.7%
Chattanooga Health Educational & Housing
Facility Board, Series 2019A-1, RB,
5.00%, 08/01/26 ................. 65 65,731
City of Knoxville Electric System, Series
2017HH, RB, 5.00%, 07/01/26 ........ 425 429,739
City of Memphis
Series 2015A , GO , 5.00% , 04/01/26 ..... 1,010 1,014,069
Series 2018 , GO , 5.00% , 06/01/26 ...... 120 121,074
Series 2020A , GO , 5.00% , 12/01/26 ..... 100 102,255

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
City of Memphis Light Gas & Water Division
Electric System
Series 2017 , RB , 5.00% , 12/01/26 ...... USD 50 $ 51,128
Series 2024 , RB , 5.00% , 12/01/26 ...... 465 475,488
City of Memphis Sanitary Sewerage System,
Series 2018, RB, 5.00%, 10/01/26 ...... 575 585,362
County of Blount
Series 2016B , GO , 5.00% , 06/01/26 ..... 205 206,787
Series 2016B , GO , 5.00% , 06/01/27 ..... 160 161,303
County of Hamilton
Series 2024B , GO , 5.00% , 05/01/26 ..... 65 65,424
Series 2024A , GO , 5.00% , 08/01/26 ..... 500 506,614
County of Montgomery, Series 2017, GO,
5.00%, 04/01/26 ................. 370 371,594
County of Shelby
Series 2017A , GO , 5.00% , 04/01/26 ..... 325 326,455
Series 2019A , GO , 5.00% , 04/01/26 ..... 235 236,052
County of Williamson
Series 2017 , GO , 5.00% , 04/01/26 ...... 130 130,582
Series 2018 , GO , 5.00% , 04/01/26 ...... 165 165,739
County of Wilson, Series 2016, GO,
5.00%, 04/01/26 ................. 190 190,841
Metropolitan Government of Nashville &
Davidson County
Series 2017B , RB , 5.00% , 05/15/26 ..... 775 781,015
Series 2021A , RB , 5.00% , 05/15/26 ..... 200 201,552
Series 2017B , RB , 5.00% , 07/01/26 ..... 465 470,244
Series 2021A , RB , 5.00% , 07/01/26 ..... 175 176,973
Series 2016 , GO , 5.00% , 01/01/27 ...... 245 247,602
Series 2016 , GO , 4.00% , 01/01/28 ...... 250 251,381
State of Tennessee
Series A , GO , 5.00% , 08/01/26 ........ 165 167,269
Series B , GO , 5.00% , 08/01/26 ........ 260 263,575
Series 2021A , GO , 5.00% , 11/01/26 ..... 60 61,238
Series A , GO , 5.00% , 08/01/27 ........ 110 111,411
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/26
( HERBIP ) ..................... 100 102,023
Series 2022A , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 280 285,665
Series A , RB , 5.00% , 11/01/26 ( HERBIP ) .. 590 601,937
Series B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 815 831,489
9,759,611
Texas — 12.2%
Alamo Community College District
Series 2021 , GO , 5.00% , 02/15/26 ...... 210 210,203
Series 2022 , GO , 5.00% , 02/15/26 ...... 795 795,769
Aldine Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. 480 480,475
Series 2017A , GO , 5.00% , 02/15/26 ( PSF ) 280 280,277
Allen Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 145 145,145
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 100 100,093
Alvin Independent School District
Series 2024 , GO , 5.00% , 02/15/26 ( PSF ) .. 265 265,251
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 305 305,731
Athens Independent School District, Series
2016, GO, 5.00%, 08/15/26 (PSF) ...... 155 155,315
Austin Community College District, Series 2025,
GO, 5.00%, 08/01/26 .............. 110 111,431
Austin Community College District Public Facility
Corp., Series 2015, RB, 5.00%, 08/01/26 .. 65 65,000
Security
Par (000)
Par (000) Value
Texas (continued)
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) .. USD 225 $ 228,074
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 850 861,612
Series 2023 , GO , 5.00% , 08/01/26 ...... 220 222,918
Series C , GO , 5.00% , 08/01/26 ........ 475 481,300
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 295 295,280
Board of Regents of the University of Texas
System
Series 2016B , RB , 5.00% , 08/15/26 ..... 670 679,880
Series 2016C , RB , 5.00% , 08/15/26 ..... 595 603,774
Series 2016J , RB , 5.00% , 08/15/26 ..... 1,060 1,075,631
Series 2016J , RB , 5.00% , 08/15/28 ..... 120 121,614
City of Austin
Series 2020 , GO , 5.00% , 09/01/26 ...... 980 995,609
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/26 ...... 550 560,850
Series 2020C , RB , 5.00% , 11/15/26 ..... 150 153,037
Series 2022 , RB , 5.00% , 11/15/26 ...... 200 204,138
City of Carrollton, Series 2016, GO,
5.00%, 08/15/26 ................. 220 223,262
City of Corpus Christi Utility System
Series 2019 , RB , 5.00% , 07/15/26 ...... 275 278,205
Series 2025 , RB , 5.00% , 07/15/26
(c)
..... 530 536,297
City of Dallas
GO , 5.00% , 02/15/26 ............... 220 220,213
Series 2017 , GO , 5.00% , 02/15/26 ...... 125 125,121
Series 2021 , GO , 5.00% , 02/15/26 ...... 420 420,406
Series 2024A , GO , 5.00% , 02/15/26 ..... 170 170,164
Series 2024B , GO , 5.00% , 02/15/26 ..... 145 145,140
Series 2024C , GO , 5.00% , 02/15/26 ..... 1,000 1,000,967
City of Dallas Waterworks & Sewer System,
Series 2021C, RB, 5.00%, 10/01/26 ..... 225 229,050
City of Denton, Series 2017, RB,
5.00%, 12/01/26 ................. 400 409,178
City of Fort Worth, Series 2019, GO,
5.00%, 03/01/26 ................. 210 210,450
City of Fort Worth Water & Sewer System
Series 2015A , RB , 5.00% , 02/15/26 ..... 265 265,242
Series 2020A , RB , 5.00% , 02/15/26 ..... 540 540,522
City of Garland Electric Utility System, Series
2019A, RB, 5.00%, 03/01/26 ......... 50 50,096
City of Houston
Series 2021A , GO , 5.00% , 03/01/26 ..... 120 120,257
Series 2021 , RB , 4.00% , 09/01/26 ...... 100 100,944
City of Houston Airport System, Series 2020B,
RB, 5.00%, 07/01/26 .............. 180 181,904
City of Houston Combined Utility System
Series 2002C , RB , 5.00% , 11/15/26 ..... 505 515,689
Series 2014D , RB , 5.00% , 11/15/26 ..... 60 60,246
Series 2018D , RB , 5.00% , 11/15/26 ..... 100 102,117
City of Irving, Series 2017, GO, 5.50%, 08/15/26 285 289,766
City of Plano, Series 2019, GO, 5.00%, 09/01/26 160 162,520
City of San Antonio
GO , 5.00% , 02/01/26 ............... 535 535,000
Series 2022 , GO , 5.00% , 02/01/26 ...... 235 235,000
Series 2023 , GO , 5.00% , 02/01/26 ...... 145 145,000
Series 2018 , GO , 5.00% , 08/01/26 ...... 490 496,767
Series 2019 , GO , 5.00% , 08/01/26 ...... 480 486,629
City of San Antonio Electric & Gas Systems
Series 2015 , RB , 5.00% , 02/01/26 ...... 300 300,000
Series 2018A , RB , 5.00% , 02/01/26 ..... 980 980,000
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/26 ( PSF ) .. 470 470,446
Series 2024 , GO , 5.00% , 02/15/26 ( PSF ) .. 205 205,194

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024A , GO , 5.00% , 02/15/26 ( PSF ) USD 610 $ 610,579
Comal Independent School District, Series 2017,
GO, 5.00%, 02/01/26 (PSF) .......... 85 85,000
Conroe Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. 560 560,548
Series 2018 , GO , 5.00% , 02/15/26 ( PSF ) .. 420 420,411
Series 2019 , GO , 5.00% , 02/15/26 ( PSF ) .. 130 130,127
County of Bexar
Series 2016 , GO , 5.00% , 06/15/26 ...... 100 100,203
Series 2017 , GO , 5.00% , 06/15/26 ...... 555 560,448
Series 2018 , GO , 5.00% , 06/15/26 ...... 680 686,676
Series 2017 , GO , 5.00% , 06/15/29 ...... 250 252,416
Series 2016A , GO , 5.00% , 06/15/32 ..... 245 247,367
County of Collin
Series 2016 , GO , 5.00% , 02/15/26 ...... 220 220,207
Series 2025 , GO , 5.00% , 02/15/26 ...... 375 375,353
County of Harris
Series 2015B , RB , 5.00% , 08/15/26 ..... 760 761,611
Series 2017A , GO , 5.00% , 10/01/26 ..... 205 208,731
Series 2020A , GO , 5.00% , 10/01/26 ..... 445 453,100
Series 2016A , RB , 5.00% , 08/15/27 ..... 115 116,529
County of Harris Toll Road, Series 2018A, RB,
5.00%, 08/15/26 ................. 350 355,058
County of Tarrant, Series 2022, GO,
5.00%, 07/15/26 ................. 335 339,102
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 1,030 1,030,989
Series 2020 , GO , 5.00% , 02/15/26 ( PSF ) .. 100 100,096
Series 2022A , GO , 5.00% , 02/15/26 ( PSF ) 100 100,096
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/26 ................. 865 883,838
Dallas College, Series 2016, GO,
5.00%, 02/15/26 ................. 185 185,176
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/26 ..... 455 464,206
Series 2021A , RB , 5.00% , 11/01/26 ..... 205 209,148
Series 2021B , RB , 5.00% , 11/01/26 ..... 160 163,237
Series 2025B , RB , 5.00% , 11/01/26 ..... 395 402,992
Dallas Independent School District
Series 2021A , GO , 4.00% , 02/15/26 ( PSF ) 1,850 1,851,149
Series 2020 , GO , 5.00% , 02/15/26 ( PSF ) .. 175 175,171
Series 2023 , GO , 5.00% , 02/15/26 ( PSF ) .. 690 690,675
Denton Independent School District
Series 2020 , GO , 5.00% , 08/15/26 ( PSF ) .. 55 55,762
Series 2022A , GO , 5.00% , 08/15/26 ..... 60 60,809
Series 2016 , GO , 5.00% , 08/15/27 ( PSF ) .. 295 295,270
Ector County Independent School District, Series
2024A, GO, 5.00%, 08/15/26 (PSF) ..... 875 887,738
Fort Bend Independent School District
Series 2017E , GO , 5.00% , 02/15/26 ( PSF ) 255 255,249
Series 2020A , GO , 5.00% , 08/15/26 ( PSF ) 80 81,173
Series 2024A , GO , 5.00% , 08/15/26 ( PSF ) 275 279,033
Frisco Independent School District, Series 2017,
GO, 5.00%, 08/15/26 (PSF) .......... 155 157,306
Garland Independent School District, Series
2016, GO, 5.00%, 02/15/26 (PSF) ...... 220 220,210
Harris County Cultural Education Facilities
Finance Corp., Series 2019A, RB,
5.00%, 12/01/26 ................. 450 459,594
Hays Consolidated Independent School District,
Series 2021, GO, 5.00%, 02/15/26 (PSF) .. 135 135,130
Houston Independent School District
Series 2017 , GO , 5.00% , 02/15/26 ( PSF ) .. 200 200,199
GO , 5.00% , 07/15/26 ............... 200 202,503
Security
Par (000)
Par (000) Value
Texas (continued)
Houston Independent School District
Public Facility Corp., Series 2019, RB,
5.00%, 09/15/26 ................. USD 155 $ 157,652
Katy Independent School District, Series 2025,
GO, 5.00%, 02/15/26 (PSF)
(c)
......... 355 355,355
Keller Independent School District
Series 2015A , GO , 5.00% , 02/15/26 ( PSF ) 80 80,078
Series 2025A , GO , 5.00% , 02/15/26 ( PSF ) 215 215,210
Klein Independent School District
Series 2018 , GO , 5.00% , 02/01/26 ( PSF ) .. 125 125,000
Series 2017 , GO , 5.00% , 08/01/26 ( PSF ) .. 170 172,272
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 555 562,416
Series 2025 , GO , 5.00% , 08/01/26 ( PSF ) .. 745 754,955
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/26 (PSF) . 520 520,509
Laredo Independent School District, Series
2024, GO, 5.00%, 08/01/26 (PSF) ...... 170 172,289
Leander Independent School District
Series 2025A , GO , 5.00% , 02/15/26 ( PSF ) 155 155,146
Series 2019C , GO , 5.00% , 08/15/26 ( PSF ) 435 441,192
Series 2017A , GO , 5.00% , 08/15/27 ( PSF ) 195 197,697
Series 2016 , GO , 5.00% , 08/15/28 ( PSF ) .. 100 100,207
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/26 ( PSF ) 280 280,386
Series 2016A , GO , 5.00% , 08/15/26 ( PSF ) 145 145,320
Series 2017 , GO , 5.00% , 08/15/26 ( PSF ) .. 245 248,606
Series 2017A , GO , 5.00% , 08/15/26 ( PSF ) 60 60,883
Series 2024 , GO , 5.00% , 08/15/26 ( PSF ) .. 545 553,022
Lone Star College System, Series 2016, GO,
5.00%, 02/15/26 ................. 465 465,466
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/26 ...... 360 362,822
Series 2022 , RB , 5.00% , 05/15/26 ...... 90 90,695
Series 2022A , RB , 5.00% , 05/15/26 ..... 760 765,958
Series 2024 , RB , 5.00% , 05/15/26 ...... 930 937,183
Series 2025 , RB , 5.00% , 05/15/26 ...... 80 80,627
Series 2025A , RB , 5.00% , 05/15/26 ..... 725 730,474
Mansfield Independent School District, Series
2019B, GO, 5.00%, 02/15/26 (PSF) ..... 185 185,176
Mesquite Independent School District, Series
2025, GO, 5.00%, 08/15/26 (PSF) ...... 100 101,434
Metropolitan Transit Authority of Harris County
Sales & Use Tax
Series 2015B , RB , 5.00% , 11/01/26 ..... 270 270,608
Series A , RB , 5.00% , 11/01/26 ......... 370 377,667
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 165 165,163
North East Independent School District, Series
2017, GO, 4.00%, 08/01/27 (PSF) ...... 150 151,226
North Texas Municipal Water District
Series 2017 , RB , 5.00% , 06/01/26 ...... 120 121,117
Series 2016 , RB , 5.00% , 06/01/28 ...... 200 201,590
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System
Series 2012 , RB , 3.00% , 06/01/26 ...... 930 930,357
Series 2016 , RB , 5.00% , 06/01/26 ...... 150 151,396
North Texas Municipal Water District Water
System
Series 2021A , RB , 5.00% , 09/01/26 ..... 330 335,410
Series 2025 , RB , 5.00% , 09/01/26 ...... 625 635,246
Northside Independent School District
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 220 222,929
Series 2017 , GO , 4.00% , 08/15/26 ( PSF ) .. 270 272,442
Series 2021 , GO , 5.00% , 08/15/26 ( PSF ) .. 340 344,876
Series 2022A , GO , 5.00% , 08/15/26 ( PSF ) 280 284,016

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Northwest Independent School District, Series
2016, GO, 5.00%, 02/15/29 (PSF) ...... USD 230 $ 230,224
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/26 ( PSF ) 525 525,523
Series 2016A , GO , 5.00% , 02/15/28 ( PSF ) 150 150,140
Prosper Independent School District, Series
2021A, GO, 5.00%, 02/15/26 (PSF) ..... 100 100,092
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/26 ...... 600 607,958
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 510 517,120
San Antonio Independent School District
Series 2019 , GO , 5.00% , 08/15/26 ( PSF ) .. 305 309,456
Series 2022 , GO , 5.00% , 08/15/26 ( PSF ) .. 25 25,365
Series 2025 , GO , 5.00% , 08/15/26 ( PSF ) .. 125 126,826
San Antonio Water System
Series 2021A , RB , 5.00% , 05/15/26 ..... 115 115,888
Series 2022B , RB , 5.00% , 05/15/26 ..... 190 191,468
Series 2024B , RB , 5.00% , 05/15/26 ..... 570 574,403
Series 2016C , RB , 5.00% , 05/15/27 ..... 190 193,836
San Jacinto Community College District, Series
2015, GO, 5.00%, 02/15/26 .......... 185 185,169
Sherman Independent School District, Series
2025, GO, 5.00%, 02/15/26 (PSF) ...... 265 265,259
Spring Branch Independent School District,
Series 2018, GO, 5.00%, 02/01/26 (PSF) .. 300 300,000
Spring Independent School District, Series 2020,
GO, 5.00%, 08/15/26 (PSF) .......... 250 253,707
State of Texas
Series 2016 , GO , 5.00% , 04/01/26 ...... 670 673,049
Series 2019A , GO , 5.00% , 08/01/26 ..... 290 294,046
Series 2018A , GO , 5.00% , 10/01/26 ..... 625 636,618
Series 2024 , GO , 5.00% , 10/01/26 ...... 1,025 1,044,054
Series 2016A , GO , 5.00% , 04/01/27 ..... 20 20,084
Series B-1 , GO , 5.00% , 08/01/27 ....... 360 364,440
Tarrant County Cultural Education Facilities
Finance Corp., Series 2022E, RB, VRDN,
5.00%, 05/15/26
(a)
................ 500 501,943
Texas A&M University
Series 2016C , RB , 5.00% , 05/15/26 ..... 230 231,806
Series 2017C , RB , 5.00% , 05/15/26 ..... 790 796,205
Series 2021A , RB , 5.00% , 05/15/26 ..... 135 136,060
Series 2016C , RB , 4.00% , 05/15/27 ..... 155 155,721
Series 2016E , RB , 4.00% , 05/15/27 ..... 180 180,838
Series 2016C , RB , 4.00% , 05/15/28 ..... 300 301,243
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/26 ...... 270 271,320
Series 2015 , RB , 5.00% , 10/01/26 ...... 1,765 1,797,338
Series 2016A , RB , 5.00% , 10/01/26 ..... 555 565,169
Texas Public Finance Authority, Series 2024, RB,
5.00%, 02/01/26 ................. 855 855,000
Texas State Technical College, Series 2022A,
RB, 5.00%, 08/01/26 .............. 675 683,767
Texas State University System
Series 2017A , RB , 5.00% , 03/15/26 ..... 2,135 2,141,702
Series 2019A , RB , 5.00% , 03/15/26 ..... 125 125,392
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/26 ...... 610 613,414
Series 2017A , RB , 5.00% , 04/15/26 ..... 345 346,931
Series 2018B , RB , 5.00% , 04/15/26 ..... 415 417,323
Series 2022 , RB , 5.00% , 04/15/26 ...... 100 100,560
Series A , RB , 5.00% , 04/15/26 ......... 255 255,564
Series 2020 , RB , 5.00% , 08/01/26 ...... 380 385,263
Series 2021 , RB , 5.00% , 08/01/26 ...... 220 223,047
Series 2018A , RB , 5.00% , 10/15/26 ..... 320 326,253
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2018B , RB , 5.00% , 10/15/26 ..... USD 615 $ 627,017
Series 2019A , RB , 5.00% , 10/15/26 ..... 100 101,954
Trinity River Authority Central Regional
Wastewater System
Series 2016 , RB , 5.00% , 08/01/26 ...... 1,065 1,079,337
Series 2019 , RB , 5.00% , 08/01/26 ...... 380 385,115
70,432,494
Utah — 1.6%
Alpine School District
Series 2017B , GO , 5.00% , 03/15/26 ( GTD ) 230 230,746
Series 2021A , GO , 5.00% , 03/15/26 ( GTD ) 785 787,545
Central Utah Water Conservancy District, Series
2021A, GO, 5.00%, 04/01/26 ......... 785 788,497
County of Salt Lake
Series 2017B , RB , 5.00% , 02/01/26 ..... 125 125,000
Series 2017 , RB , 5.00% , 08/15/26 ...... 140 142,091
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/26 ..... 975 986,023
Series 2023A , RB , 5.00% , 07/01/26 ..... 1,100 1,112,436
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 5.00%, 07/01/26 ..... 370 370,829
Park City School District, Series 2022, GO,
5.00%, 02/01/26 (GTD) ............. 100 100,000
Provo School District, Series 2016, GO,
5.00%, 06/15/26 (GTD) ............. 55 55,119
State of Utah
Series 2018 , GO , 5.00% , 07/01/26 ...... 265 268,071
Series 2019 , GO , 5.00% , 07/01/26 ...... 90 91,043
Series 2020 , GO , 5.00% , 07/01/26 ...... 850 859,851
Series 2020B , GO , 5.00% , 07/01/26 ..... 640 647,417
Timpanogos Special Service District, Series
2024, RB, 5.00%, 06/01/26 .......... 375 378,277
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/26 ..... 125 125,286
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 400 405,494
Series 2018A , RB , 5.00% , 08/01/26 ..... 195 197,679
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 290 293,983
Series B1 , RB , 5.00% , 08/01/26 ........ 360 364,945
Utah Transit Authority, Series 2015A, RB,
5.00%, 06/15/26 ................. 655 656,413
8,986,745
Vermont — 0.2%
Vermont Municipal Bond Bank
Series 2024 , RB , 5.00% , 12/01/26 ...... 1,000 1,022,178
Series 20243 , RB , 5.00% , 12/01/26 ..... 50 51,109
Series 4 , RB , 5.00% , 12/01/26 ( ST
INTERCEPT ) .................. 105 107,329
1,180,616
Virginia — 3.2%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/26 (SAW) ............ 160 161,838
City of Chesapeake, Series 2020A, GO,
5.00%, 08/01/26 (SAW) ............ 120 121,635
City of Falls Church, Series 2019B, GO,
5.00%, 07/15/27 ................. 175 177,118
City of Hampton, Series 2015B, GO,
5.00%, 09/01/26 (SAW) ............ 435 441,910
City of Newport News, Series 2016A, GO,
4.00%, 08/01/26 ................. 250 252,214
City of Richmond
Series 2017D , GO , 5.00% , 03/01/26 ( SAW ) 190 190,415
Series 2016A , RB , 5.00% , 01/15/27 ..... 275 275,584

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
City of Suffolk, Series 2016A, GO,
5.00%, 02/01/26 ................. USD 85 $ 85,000
Commonwealth of Virginia
Series 2018A , GO , 5.00% , 06/01/26 ..... 80 80,736
Series A , GO , 5.00% , 06/01/26 ........ 125 126,150
County of Arlington
Series 2018 , GO , 5.00% , 08/15/26 ...... 300 304,469
Series A , GO , 5.00% , 08/15/30 ........ 160 162,277
County of Fairfax
Series 2021A , RB , 5.00% , 07/15/26 ..... 400 404,849
Series 2016A , GO , 4.00% , 10/01/26 ( SAW ) 1,255 1,258,409
Series 2021A , GO , 4.00% , 10/01/26 ( SAW ) 295 298,307
Series 2025A , GO , 5.00% , 10/01/26 ( SAW ) 90 91,598
Series 2016A , GO , 5.00% , 10/01/35 ( SAW ) 135 135,606
County of Henrico
Series 2015 , GO , 5.00% , 08/01/26 ...... 100 101,413
Series 2017A , GO , 5.00% , 08/01/26 ..... 155 157,189
County of Loudoun
Series 2016A , GO , 5.00% , 12/01/26 ..... 155 155,335
Series 2017A , GO , 5.00% , 12/01/26 ( SAW ) 165 168,818
Series 2020A , GO , 5.00% , 12/01/26 ( SAW ) 425 434,834
Series 2020B , GO , 5.00% , 12/01/26 ( SAW ) 100 102,314
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 1,040 1,064,064
Hampton Roads Sanitation District
Series 2016A , RB , 5.00% , 08/01/27 ..... 210 212,689
Series 2016A , RB , 5.00% , 08/01/37 ..... 1,570 1,591,605
Loudoun County Economic Development
Authority, Series 2016B, RB, 5.00%, 12/01/26 300 306,841
Prince William County Industrial Development
Authority, Series 2020A, RB, 5.00%, 10/01/26 225 228,935
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/26 ..... 440 440,000
Series 2019A , RB , 5.00% , 02/01/26 ..... 105 105,000
Series 2019B , RB , 5.00% , 02/01/26 ..... 405 405,000
Series 2019C , RB , 5.00% , 02/01/26 ..... 565 565,000
Series 2020A , RB , 5.00% , 02/01/26 ..... 900 900,000
Series A , RB , 5.00% , 02/01/26 ......... 185 185,000
Series 2016A , RB , 3.00% , 09/01/26 ( ST
INTERCEPT ) .................. 100 100,253
Series B , RB , 5.00% , 09/01/26 ( ST
INTERCEPT ) .................. 255 255,540
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 330 334,736
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 03/15/26 ...... 470 471,574
Series 2017A , RB , 5.00% , 05/15/26 ..... 370 372,963
Series 2016 , RB , 5.00% , 09/15/26 ...... 205 208,506
Series 2018 , RB , 5.00% , 09/15/26 ...... 100 101,710
Series 2020 , RB , 5.00% , 09/15/26 ...... 75 76,283
Virginia Port Authority, Series 2025, RB,
5.00%, 07/01/26 ................. 275 277,969
Virginia Public Building Authority
Series 2018A , RB , 5.00% , 08/01/26 ..... 170 172,329
Series 2020A , RB , 5.00% , 08/01/26 ..... 155 157,124
Series 2022A , RB , 5.00% , 08/01/26 ..... 500 506,851
Series B , RB , 5.00% , 08/01/26 ......... 215 217,946
Series A , RB , 5.00% , 08/01/27 ......... 500 506,540
Virginia Public School Authority
Series 2022 , RB , 5.00% , 04/15/26 ...... 135 135,736
Series 2016B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 175 177,363
Series 2017C , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 135 136,823
Series 2018A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 110 111,485
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2019A , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. USD 100 $ 101,350
Series 2019B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 410 415,536
Series 2021A , RB , 5.00% , 08/01/26 ( SAW ) 385 390,198
Virginia Resources Authority
Series 2015 , RB , 5.00% , 11/01/26 ...... 140 140,293
Series 2017A , RB , 5.00% , 11/01/26 ..... 490 500,072
Series 2017C , RB , 5.00% , 11/01/26 ..... 140 142,878
Series 2018C , RB , 5.00% , 11/01/26 ..... 435 443,941
Series 2021C , RB , 5.00% , 11/01/26 ..... 505 515,380
18,663,531
Washington — 4.1%
Cascade Water Alliance, Series 2019, RB,
5.00%, 09/01/26 ................. 325 330,119
Central Puget Sound Regional Transit Authority,
Series 2021S-1, RB, 5.00%, 11/01/26 .... 820 836,929
City of Kent, Series 2016, GO, 5.00%, 12/01/26 85 85,758
City of Seattle
Series 2019B , RB , 5.00% , 02/01/26 ..... 490 490,000
Series 2016B , RB , 5.00% , 04/01/26 ..... 355 356,611
Series 2019A , GO , 5.00% , 05/01/26 ..... 300 302,074
Series 2017 , RB , 5.00% , 07/01/26 ...... 230 232,648
Series 2022A , GO , 4.00% , 09/01/26 ..... 340 343,604
Series 2021 , RB , 5.00% , 09/01/26 ...... 120 121,939
Series 2017C , RB , 5.00% , 09/01/26 ..... 240 243,864
Series 2016B , RB , 5.00% , 04/01/27 ..... 280 281,175
Series 2016C , RB , 4.00% , 10/01/27 ..... 110 111,124
Series 2016A , GO , 4.00% , 04/01/28 ..... 80 80,227
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/26 ................. 480 486,725
City of Spokane, Series 2017, GO,
5.00%, 12/01/26 ................. 215 219,808
City of Tacoma, Series 2015, RB,
3.25%, 12/01/26 ................. 1,150 1,150,326
Clark County School District No. 37 Vancouver
Series 2021 , GO , 4.00% , 12/01/26 ( GTD ) . 160 162,203
Series 2019 , GO , 5.00% , 12/01/26 ( GTD ) . 300 306,583
Series 2017 , GO , 5.00% , 12/01/26 ( GTD ) . 55 56,207
County of King
Series 2019A , GO , 5.00% , 06/01/26 ..... 290 292,650
Series 2016B , RB , 5.00% , 07/01/26 ..... 395 399,515
Series 2017 , GO , 5.00% , 07/01/26 ...... 310 313,556
Series 2018B , RB , 5.00% , 07/01/26 ..... 750 758,573
County of Pierce, Series 2019A, GO,
5.00%, 07/01/26 ................. 310 313,479
County of Snohomish, Series 2022, GO,
5.00%, 12/01/26 ................. 215 219,933
County of Spokane, Series 2019B, GO,
5.00%, 12/01/26 ................. 60 61,352
Energy Northwest
Series 2016A , RB , 5.00% , 07/01/26 ..... 860 869,830
Series 2017A , RB , 5.00% , 07/01/26 ..... 775 783,859
Series 2021A , RB , 5.00% , 07/01/26 ..... 400 404,572
Series 2024B , RB , 5.00% , 07/01/26 ..... 245 247,801
Series 2025A , RB , 5.00% , 07/01/26 ..... 635 642,258
Series 2016-A , RB , 5.00% , 07/01/27 ..... 175 176,881
King & Snohomish Counties School District
No. 417 Northshore, Series 2024, GO,
5.00%, 12/01/26 (GTD) ............. 315 322,202
King County School District No. 403 Renton,
Series 2023, GO, 5.00%, 12/01/26 (GTD) . 235 240,373

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
King County School District No. 414
Lake Washington, Series 2016, GO,
4.00%, 12/01/26 (GTD) ............. USD 845 $ 849,689
Klickitat County Public Utility District No. 1,
Series 2025, RB, 5.00%, 12/01/26 (AGC)
(c)
. 625 637,519
North Thurston Public Schools, Series 2017,
GO, 5.00%, 12/01/26 (GTD) .......... 110 112,515
Pierce County School District No. 10 Tacoma
Series 2014 , GO , 5.00% , 12/01/26 ( GTD ) . 735 735,899
Series 2015 , GO , 5.00% , 12/01/26 ( GTD ) . 290 290,355
Pierce County School District No. 320 Sumner,
Series 2015, GO, 3.50%, 12/01/26 (GTD) . 150 150,069
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/26
(GTD) ....................... 115 117,495
Port of Seattle
Series 2016 , RB , 5.00% , 02/01/26 ...... 590 590,000
Series 2021B , RB , 5.00% , 06/01/26 ..... 140 141,235
Series 2022A , RB , 5.00% , 08/01/26 ..... 1,005 1,018,404
Snohomish County School District No. 15
Edmonds, Series 2024, GO, 5.00%, 12/01/26
(GTD) ....................... 140 143,201
Spokane County School District No. 356 Central
Valley, Series 2025, GO, 5.00%, 12/01/26 . 435 444,945
State of Washington
Series 2016C , GO , 5.00% , 02/01/26 ..... 705 705,000
Series 2017D , GO , 5.00% , 02/01/26 ..... 190 190,000
Series 2021C , GO , 5.00% , 02/01/26 ..... 75 75,000
Series 2019C , GO , 5.00% , 02/01/26 ..... 100 100,000
Series 2005C , GO , 0.00% , 06/01/26
( AMBAC )
(b)
.................... 100 99,230
Series 2017C , GO , 4.00% , 06/01/26 ..... 240 241,399
Series R-2022D , GO , 4.00% , 07/01/26 ... 450 453,298
Series R-2020D , GO , 5.00% , 07/01/26 ... 155 156,770
Series R-2020C , GO , 5.00% , 07/01/26 ... 610 616,968
Series R-2025C , GO , 5.00% , 07/01/26 ... 335 338,826
Series R-2025B , GO , 5.00% , 07/01/26 ... 165 166,885
Series 2018B , GO , 5.00% , 08/01/26 ..... 125 126,719
Series R-2017A , GO , 5.00% , 08/01/26 ... 65 65,894
Series R-2018C , GO , 5.00% , 08/01/26 ... 105 106,444
Series 2018A , GO , 5.00% , 08/01/26 ..... 500 506,876
Series 2017A , GO , 5.00% , 08/01/26 ..... 415 420,707
Series 2020A , GO , 5.00% , 08/01/26 ..... 420 425,775
Series R-2017A , GO , 5.00% , 08/01/27 ... 45 45,589
Series 2017B , GO , 5.00% , 08/01/27 ..... 155 157,027
University of Washington, Series A, RB,
5.00%, 12/01/26 ................. 245 250,489
Washington Health Care Facilities Authority
Series 2025A , RB , 5.00% , 03/01/26 ..... 140 140,282
Series 2018B , RB , 5.00% , 10/01/26 ..... 600 607,396
23,472,658
West Virginia — 0.4%
School Building Authority of West Virginia, Series
2014A, RB, 5.00%, 07/01/26 ......... 145 145,295
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/26 ..... 116 117,040
Series 2019A , GO , 5.00% , 06/01/26 ..... 205 206,838
Series 2021A , GO , 5.00% , 06/01/26 ..... 175 176,569
Series 1999A , GO , 0.00% , 11/01/26
( NPFGC )
(b)
.................... 255 250,153
Series 2018B , GO , 5.00% , 12/01/26 ..... 235 240,310
Series 2019A , GO , 5.00% , 12/01/26 ..... 370 378,360
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 550 558,417
Security
Par (000)
Par (000) Value
West Virginia (continued)
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/26 .............. USD 295 $ 297,537
2,370,519
Wisconsin — 1.3%
City of Madison, Series 2018A, GO,
3.00%, 10/01/26 ................. 500 500,172
City of Milwaukee, Series 2019N3, GO,
5.00%, 04/01/26 ................. 100 100,398
County of Kenosha, Series 2018A, GO,
3.00%, 09/01/26 ................. 1,000 1,000,224
Milwaukee Metropolitan Sewerage District,
Series 2020D, GO, 4.00%, 10/01/26 ..... 125 126,467
Public Finance Authority, Series 2022A-1, RB,
VRDN, 3.30%, 10/01/26
(a)
........... 100 100,292
State of Wisconsin
Series 2019A , RB , 5.00% , 05/01/26 ..... 970 976,634
Series 2020A , GO , 5.00% , 05/01/26 ..... 100 100,681
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 235 236,600
Series 2016-2 , GO , 5.00% , 11/01/26 ..... 390 392,662
Series 20171 , GO , 5.00% , 11/01/26 ..... 720 734,908
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 605 617,527
Series 20173 , GO , 5.00% , 11/01/26 ..... 115 117,381
Series 2016-2 , GO , 4.00% , 11/01/27 ..... 190 190,827
Series 2017B , RB , 5.00% , 05/01/28 ..... 245 246,676
State of Wisconsin Environmental Improvement
Fund
Series 2018A , RB , 5.00% , 06/01/26 ..... 950 958,390
Series 2020A , RB , 5.00% , 06/01/26 ..... 275 277,429
Wisconsin Department of Transportation
Series 20171 , RB , 5.00% , 07/01/26 ..... 295 298,271
Series 2017-2 , RB , 5.00% , 07/01/26 ..... 525 530,822
Series 2019A , RB , 5.00% , 07/01/26 ..... 160 161,774
Wisconsin Health & Educational Facilities
Authority, Series 2017, RB, 5.00%, 08/15/26 115 116,547
7,784,682
Total Long-Term Investments — 98 .9%
(Cost: $ 569,380,504 ) .............................. 570,091,687
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.03%
(d) (e)
......... 100,958 100,963
Total Short-Term Securities — 0.0%
(Cost: $ 100,963 ) ................................. 100,963
Total Investments — 98 .9%
(Cost: $ 569,481,467 ) .............................. 570,192,650
Other Assets Less Liabilities — 1.1% .................... 6,475,096
Net Assets — 100.0% ...............................
$ 576,667,746
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 616,091 $ — $ (515,130)
(a)
$ 2 $ — $ 100,963 100,958 $ 31,153 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 570,091,687 $ — $ 570,091,687
Short-Term Securities
Money Market Funds ...................................... 100,963 — — 100,963
$ 100,963 $ 570,091,687 $ — $ 570,192,650

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2026 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SBPA Standby Bond Purchase Agreement
VRDN Variable Rate Demand Notes